UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09121

JNL Variable Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2014 – June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

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VADV6413 08/14

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2014

• JNL® Series Trust

• JNL Variable Fund LLC

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, PerspectiveSM L Series, Perspective Rewards®, Elite Access®, Elite Access Brokerage Edition, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies®, Fifth Third Perspective, Retirement Latitudes®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Perspective Rewards (New York), Elite Access (New York), Elite Access Brokerage Edition (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), and Perspective Investor VUL (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company

1 Corporate Way, Lansing, MI 48951

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JNL Series Trust and JNL Variable Fund LLC (Unaudited)

June 30, 2014

President’s Letter

Dear Fellow Investor,

Enclosed is the semi-annual report for the JNL Series Trust and JNL Variable Fund LLC for the six months ended June 30, 2014.

Against a backdrop of mixed economic data, geopolitical instability in Ukraine and Iraq, and slowing growth in China, equity markets experienced heightened volatility and pockets of weakness during the first quarter but snapped back sharply and finished the second quarter near record highs, while most other broad asset classes also registered gains.

The U.S. government estimated that U.S. gross domestic product (“GDP”) contracted by 2.9% in the 1st quarter of 2014, marked by a sharp drop in exports (-8.9%) and a deceleration in personal consumption expenditures growth (1.0%) which were largely attributed to unseasonably cold weather.  Despite the poor GDP reading for Q1 2014, most recent economic indicators suggest a more promising picture for the U.S. economy. According to the ADP National Employment Report, U.S. companies hired 281,000 workers in June, the biggest monthly increase since November 2012. In addition, the U.S. unemployment rate fell to 6.1%, its lowest level since 2008.  Inflation, as measured by the Consumer Price Index, also began to inch up in the 2nd quarter, led higher by rising food prices.  As a result of the strong jobs and inflation data, the Federal Open Market Committee signaled that they would continue tapering or reducing their purchases of Treasuries and mortgages ahead of potential monetary tightening in 2015.  The Federal Reserve also revised its forecast for 2014 growth in GDP downward from 3.0% to 2.3%, while maintaining its core inflation forecast of 1.5% to 1.7%.

Domestic equities, as represented by the Russell 3000 Index, gained 6.94% for the year-to-date period ended June 30, 2014. Value stocks generally outperformed growth over the six-month period, while large cap equities significantly outperformed small cap equities as investors took some profits in small caps after strong gains in recent years. On a sector basis, energy and utility companies were the best performers through the first six months of the year while consumer discretionary and financial companies were laggards over that period.

Outside the U.S., leading indicators point to a slowly improving macroeconomic picture in Europe.  Economic recovery, however, remains slow in some Eurozone member states, and the European Central Bank took further accommodative actions, which boosted investors’ appetite for risk. International equities, as represented by the Morgan Stanley Capital International (“MSCI”) All Country World ex-U.S. Index, returned 5.56% for the year-to-date period with emerging markets modestly outperforming developed markets in aggregate.

Within fixed income, falling interest rates and tighter credit spreads resulted in the Barclays Capital U.S. Aggregate Bond Index gaining 3.93% for the six-month period. The U.S. Treasury yield curve continued to flatten, as longer yields unexpectedly fell to 1-year lows while shorter yields were roughly flat.  On a duration-adjusted basis, investment grade and high yield credit outperformed due to continued investor demand and strong fundamentals.

Alternative investment strategies, as represented by the Credit Suisse Hedge Fund Index, underperformed the broad equity market, returning 2.84%.  It should be noted, that many alternative strategies have the tendency to not keep up with equities amid a rising market environment. Among the top performing hedge fund strategies were distressed debt (6.43%) and event driven (5.75%).  Among the worst performing hedge fund strategies were merger arbitrage (-2.53%) and equity market neutral (-0.53%). Other non-traditional asset classes, including gold, listed private equity, and REITs enjoyed healthy gains for the period, demonstrating the value of having a broadly diversified portfolio.

We appreciate your confidence in selecting Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

JNL Variable Fund LLC

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

JNL/Mellon Capital DowSM 10 Fund

	Shares	Value
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 9.8%
McDonald’s Corp.	556	$55,992

ENERGY - 9.8%
Chevron Corp.	432	56,333

HEALTH CARE - 20.0%
Merck & Co. Inc.	1,079	62,419
Pfizer Inc.	1,758	52,181
		114,600
INDUSTRIALS - 8.9%
General Electric Co.	1,953	51,314

INFORMATION TECHNOLOGY - 32.3%
Cisco Systems Inc.	2,441	60,664
Intel Corp.	2,081	64,315
Microsoft Corp.	1,454	60,621
		185,600
TELECOMMUNICATION SERVICES - 18.9%
AT&T Inc.	1,542	54,521
Verizon Communications Inc.	1,108	54,223
		108,744

Total Common Stocks (cost $445,669)		572,583

SHORT TERM INVESTMENTS - 0.2%
Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	1,153	1,153

Total Short Term Investments (cost $1,153)		1,153

Total Investments - 99.9% (cost $446,822)		573,736
Other Assets and Liabilities, Net - 0.1%		425
Total Net Assets - 100.0%		$574,161

Portfolio Composition:	Percentage of Total Investments
Information Technology	32.3%
Health Care	20.0
Telecommunication Services	19.0
Energy	9.8
Consumer Discretionary	9.8
Industrials	8.9
Short Term Investments	0.2
Total Investments	100.0%

JNL/Mellon Capital Global 15 Fund

	Shares	Value
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 5.3%
Ladbrokes Plc	8,634	$20,728

CONSUMER STAPLES - 5.9%
Tesco Plc	4,677	22,732

ENERGY - 6.4%
China Coal Energy Co.	47,990	24,932

FINANCIALS - 41.7%
Bank of China Ltd. - Class H	56,974	25,508
Bank of Communications Co. Ltd.	37,649	25,988
China Construction Bank Corp. - Class H	34,823	26,335
Industrial & Commercial Bank of China Ltd. - Class H	39,135	24,746
Man Group Plc	17,862	32,147
RSA Insurance Group Plc	3,366	27,355
		162,079
HEALTH CARE - 6.4%
Pfizer Inc.	835	24,795

INDUSTRIALS - 6.3%
General Electric Co.	928	24,383

INFORMATION TECHNOLOGY - 15.2%
Cisco Systems Inc.	1,157	28,745
Intel Corp.	986	30,478
		59,223
TELECOMMUNICATION SERVICES - 11.9%
AT&T Inc.	730	25,830
Verizon Communications Inc.	173	8,484
Vodafone Group Plc	3,570	11,932
		46,246

Total Common Stocks (cost $373,428)		385,118

Total Investments - 99.1% (cost $373,428)		385,118
Other Assets and Liabilities, Net - 0.9%		3,575
Total Net Assets - 100.0%		$388,693

Portfolio Composition:	Percentage of Total Investments
Financials	42.1%
Information Technology	15.4
Telecommunication Services	12.0
Energy	6.5
Health Care	6.4
Industrials	6.3
Consumer Staples	5.9
Consumer Discretionary	5.4
Total Investments	100.0%

JNL/Mellon Capital Nasdaq® 25 Fund

	Shares	Value
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 26.8%
Comcast Corp. - Class A	1,268	$68,060
Liberty Global Plc - Class A (c) (d)	184	8,134
Liberty Global Plc - Class C (c)	182	7,693
Liberty Interactive Corp. (c)	398	11,682
Marriott International Inc. - Class A	251	16,093
Starbucks Corp.	418	32,355
Viacom Inc. - Class B	331	28,705
Wynn Resorts Ltd.	85	17,598
		190,320
HEALTH CARE - 17.3%
Amgen Inc.	554	65,607
Express Scripts Holding Co. (c)	460	31,871
Henry Schein Inc. (c)	71	8,453
Mylan Inc. (c)	321	16,546
		122,477
INFORMATION TECHNOLOGY - 53.9%
Activision Blizzard Inc.	577	12,868
Apple Inc.	838	77,861
Avago Technologies Ltd.	209	15,036
Check Point Software Technologies Ltd. (c)	163	10,925

See accompanying Notes to Financial Statements.

	Shares	Value
Cognizant Technology Solutions Corp. - Class A (c)	507	24,802
F5 Networks Inc. (c)	82	9,157
Fiserv Inc. (c)	216	13,041
Google Inc. - Class A (c)	58	34,182
Google Inc. - Class C (c)	58	33,542
Intuit Inc.	239	19,231
NXP Semiconductors NV (c)	211	13,965
Paychex Inc.	305	12,687
QUALCOMM Inc.	888	70,357
Texas Instruments Inc.	731	34,956
		382,610
MATERIALS - 1.4%
Sigma-Aldrich Corp.	99	10,096

Total Common Stocks (cost $593,631)		705,503

SHORT TERM INVESTMENTS - 1.5%
Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	3,274	3,274

Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	7,449	7,449

Total Short Term Investments (cost $10,723)		10,723

Total Investments - 100.9% (cost $604,354)		716,226
Other Assets and Liabilities, Net - (0.9%)		(6,213)
Total Net Assets - 100.0%		$710,013

Portfolio Composition:	Percentage of Total Investments
Information Technology	53.4%
Consumer Discretionary	26.6
Health Care	17.1
Materials	1.4
Short Term Investments	1.5
Total Investments	100.0%

JNL/Mellon Capital Value Line® 30 Fund

	Shares	Value
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 5.6%
Federal-Mogul Corp. (c)	402	$8,127
Goodyear Tire & Rubber Co.	602	16,733
Hyatt Hotels Corp. (c)	158	9,630
Visteon Corp. (c)	119	11,583
		46,073
ENERGY - 41.2%
Alpha Natural Resources Inc. (c) (d)	1,141	4,232
BP Plc - ADR	1,309	69,060
Chesapeake Energy Corp.	1,308	40,659
Devon Energy Corp.	786	62,421
Schlumberger Ltd.	712	83,986
Suncor Energy Inc.	1,831	78,060
		338,418
FINANCIALS - 4.8%
Host Hotels & Resorts Inc.	1,805	39,731

HEALTH CARE - 2.4%
Alere Inc. (c)	221	8,283
Select Medical Holdings Corp.	707	11,025
		19,308
INDUSTRIALS - 11.2%
Avery Dennison Corp.	234	12,013
Brink’s Co.	232	6,534
Elbit Systems Ltd.	133	8,173
JetBlue Airways Corp. (c) (d)	881	9,559
Manitowoc Co. Inc.	339	11,131
Southwest Airlines Co.	1,655	44,458
		91,868
INFORMATION TECHNOLOGY - 17.8%
Brocade Communications Systems Inc.	1,075	9,890
Computer Sciences Corp.	361	22,833
Finisar Corp. (c) (d)	329	6,491
Marvell Technology Group Ltd.	1,207	17,299
Oracle Corp.	1,673	67,804
Skyworks Solutions Inc.	462	21,714
		146,031
MATERIALS - 10.6%
Alcoa Inc.	2,625	39,086
Barrick Gold Corp.	2,225	40,715
Commercial Metals Co.	396	6,856
		86,657
TELECOMMUNICATION SERVICES - 2.9%
Level 3 Communications Inc. (c)	549	24,096

UTILITIES - 3.3%
AES Corp.	1,763	27,408

Total Common Stocks (cost $705,393)		819,590

SHORT TERM INVESTMENTS - 3.3%
Investment Company - 1.0%
JNL Money Market Fund, 0.01% (a) (b)	8,374	8,374

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	18,770	18,770

Total Short Term Investments (cost $27,144)		27,144

Total Investments - 103.1% (cost $732,537)		846,734
Other Assets and Liabilities, Net - (3.1%)		(25,502)
Total Net Assets - 100.0%		$821,232

Portfolio Composition:	Percentage of Total Investments
Energy	40.0%
Information Technology	17.3
Industrials	10.9
Materials	10.2
Consumer Discretionary	5.4
Financials	4.7
Utilities	3.2
Telecommunication Services	2.8
Health Care	2.3
Short Term Investments	3.2
Total Investments	100.0%

JNL/Mellon Capital S&P® 24 Fund

	Shares	Value
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 12.2%
AutoZone Inc. (c)	71	$37,877
Home Depot Inc.	410	33,211

See accompanying Notes to Financial Statements.

	Shares	Value
TJX Cos. Inc.	531	28,213
		99,301
CONSUMER STAPLES - 12.7%
Hershey Co.	350	34,125
Kimberly-Clark Corp.	323	35,905
Philip Morris International Inc.	393	33,100
		103,130
ENERGY - 12.3%
Chevron Corp.	270	35,252
Marathon Petroleum Corp.	382	29,790
Phillips 66	439	35,348
		100,390
FINANCIALS - 13.0%
Aon Plc - Class A	406	36,566
Assurant Inc.	513	33,598
Torchmark Corp. (d)	434	35,571
		105,735
HEALTH CARE - 12.9%
Celgene Corp. (c) (d)	397	34,064
Pfizer Inc.	1,107	32,846
St. Jude Medical Inc.	548	37,946
		104,856
INDUSTRIALS - 12.0%
Dun & Bradstreet Corp.	276	30,421
Flowserve Corp.	431	32,061
Northrop Grumman Systems Corp.	295	35,310
		97,792
INFORMATION TECHNOLOGY - 11.4%
Intuit Inc.	444	35,787
MasterCard Inc. - Class A	403	29,627
VeriSign Inc. (c) (d)	560	27,322
		92,736
MATERIALS - 13.4%
FMC Corp.	454	32,289
LyondellBasell Industries NV - Class A	429	41,858
Praxair Inc.	260	34,504
		108,651

Total Common Stocks (cost $778,057)		812,591

SHORT TERM INVESTMENTS - 0.3%
Investment Company - 0.0%
JNL Money Market Fund, 0.01% (a) (b)	238	238

Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	2,319	2,319

Total Short Term Investments (cost $2,557)		2,557

Total Investments - 100.2% (cost $780,614)		815,148
Other Assets and Liabilities, Net - (0.2%)		(1,818)
Total Net Assets - 100.0%		$813,330

Portfolio Composition:	Percentage of Total Investments
Materials	13.3%
Financials	13.0
Health Care	12.9
Consumer Staples	12.6
Energy	12.3
Consumer Discretionary	12.2
Industrials	12.0
Information Technology	11.4
Short Term Investments	0.3
Total Investments	100.0%

JNL/Mellon Capital S&P® SMid 60 Fund

	Shares	Value
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 4.5%
DeVry Education Group Inc.	379	$16,060
Scholastic Corp.	200	6,808
Stage Stores Inc.	301	5,629
		28,497
CONSUMER STAPLES - 3.0%
SpartanNash Co.	275	5,788
Universal Corp. (d)	247	13,657
		19,445
ENERGY - 16.5%
Alpha Natural Resources Inc. (c) (d)	1,873	6,948
Cloud Peak Energy Inc. (c)	377	6,941
Contango Oil & Gas Co. (c)	144	6,099
Exterran Holdings Inc.	192	8,659
Green Plains Inc.	345	11,334
HollyFrontier Corp.	264	11,548
Patterson-UTI Energy Inc.	517	18,053
Penn Virginia Corp. (c)	719	12,183
Swift Energy Co. (c) (d)	480	6,234
Unit Corp. (c)	257	17,711
		105,710
FINANCIALS - 31.1%
American Financial Group Inc.	230	13,728
Aspen Insurance Holdings Ltd.	323	14,681
BancorpSouth Inc.	527	12,951
Cardinal Financial Corp.	369	6,812
Everest Re Group Ltd.	86	13,872
First American Financial Corp.	474	13,167
First Bancorp Inc. (c)	1,102	5,997
First Financial Bancorp	380	6,546
First Horizon National Corp.	1,121	13,290
First Midwest Bancorp Inc.	377	6,420
Hancock Holding Co.	363	12,808
MB Financial Inc.	206	5,575
Pennsylvania REIT	342	6,438
Piper Jaffray Cos. (c)	166	8,612
PrivateBancorp Inc.	233	6,776
ProAssurance Corp.	138	6,134
Reinsurance Group of America Inc.	172	13,607
Synovus Financial Corp.	523	12,755
TCF Financial Corp.	820	13,424
United Community Banks Inc.	369	6,043
		199,636
HEALTH CARE - 5.0%
Kindred Healthcare Inc.	338	7,799
LifePoint Hospitals Inc. (c)	245	15,200
PharMerica Corp. (c)	313	8,937
		31,936
INDUSTRIALS - 8.1%
FTI Consulting Inc. (c)	328	12,386
JetBlue Airways Corp. (c) (d)	1,448	15,714
Navigant Consulting Inc. (c)	350	6,115
SkyWest Inc.	442	5,398

See accompanying Notes to Financial Statements.

	Shares	Value
Titan International Inc. (d)	385	6,475
Viad Corp.	240	5,714
		51,802
INFORMATION TECHNOLOGY - 8.6%
CACI International Inc. - Class A (c)	90	6,284
Ebix Inc. (d)	457	6,536
Insight Enterprises Inc. (c)	297	9,123
Lexmark International Inc.	369	17,767
Vishay Intertechnology Inc.	988	15,308
		55,018
MATERIALS - 4.2%
Cabot Corp.	257	14,886
Domtar Corp.	286	12,270
		27,156
UTILITIES - 18.9%
Alliant Energy Corp.	259	15,733
Atmos Energy Corp.	293	15,640
Avista Corp.	236	7,913
El Paso Electric Co.	190	7,628
Great Plains Energy Inc.	549	14,740
Hawaiian Electric Industries Inc. (d)	512	12,966
IDACORP Inc.	257	14,855
PNM Resources Inc.	552	16,195
Westar Energy Inc.	411	15,688
		121,358

Total Common Stocks (cost $557,569)		640,558

SHORT TERM INVESTMENTS - 7.7%
Securities Lending Collateral - 7.7%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	49,075	49,075

Total Short Term Investments (cost $49,075)		49,075

Total Investments - 107.6% (cost $606,644)		689,633
Other Assets and Liabilities, Net - (7.6%)		(48,432)
Total Net Assets - 100.0%		$641,201

Portfolio Composition:	Percentage of Total Investments
Financials	29.0%
Utilities	17.6
Energy	15.3
Information Technology	8.0
Industrials	7.5
Health Care	4.6
Consumer Discretionary	4.1
Materials	4.0
Consumer Staples	2.8
Short Term Investments	7.1
Total Investments	100.0%

JNL/Mellon Capital NYSE® International 25 Fund

	Shares	Value
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 3.6%
Sony Corp. - ADR (d)	198	$3,321

ENERGY - 29.8%
China Petroleum & Chemical Corp. - ADR - Class H (d)	43	4,125
CNOOC Ltd. - ADR	19	3,430
PetroChina Co. Ltd. - ADR (d)	32	4,020
Petroleo Brasileiro SA - Petrobras - ADR	260	3,808
Royal Dutch Shell Plc - ADR - Class B (d)	46	3,991
StatoilHydro ASA - ADR (d)	144	4,439
YPF SA - ADR - Class D	106	3,455
		27,268
FINANCIALS - 31.0%
Banco Bilbao Vizcaya Argentaria SA - ADR (d)	295	3,762
Banco Santander SA - ADR (d)	407	4,244
Bank of Montreal	51	3,763
Credit Suisse Group AG - ADR	111	3,161
Manulife Financial Corp.	174	3,459
Sumitomo Mitsui Financial Group Inc. - ADR (d)	330	2,798
Toronto-Dominion Bank	74	3,781
UBS AG	180	3,305
		28,273
MATERIALS - 17.7%
Barrick Gold Corp.	188	3,443
Kinross Gold Corp. (c)	756	3,130
POSCO Inc. - ADR (d)	45	3,364
Teck Resources Ltd. - Class B (d)	135	3,082
Vale SA - ADR	238	3,153
		16,172
TELECOMMUNICATION SERVICES - 17.8%
China Unicom Ltd. - ADR (d)	233	3,574
Nippon Telegraph & Telephone Corp. - ADR	127	3,973
Orange SA - ADR	285	4,496
Telecom Italia SpA - ADR (c)	332	4,192
		16,235

Total Common Stocks (cost $81,702)		91,269

SHORT TERM INVESTMENTS - 26.0%
Investment Company - 0.4%
JNL Money Market Fund, 0.01% (a) (b)	384	384

Securities Lending Collateral - 25.6%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	23,439	23,439

Total Short Term Investments (cost $23,823)		23,823

Total Investments - 125.9% (cost $105,525)		115,092
Other Assets and Liabilities, Net - (25.9%)		(23,712)
Total Net Assets - 100.0%		$91,380

Portfolio Composition:	Percentage of Total Investments
Financials	24.6%
Energy	23.7
Telecommunication Services	14.1
Materials	14.0
Consumer Discretionary	2.9
Short Term Investments	20.7
Total Investments	100.0%

JNL/Mellon Capital 25 Fund

	Shares	Value
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 15.5%
Cinemark Holdings Inc.	1,192	$42,160
Gannett Co. Inc.	1,337	41,850

See accompanying Notes to Financial Statements.

	Shares	Value
H&R Block Inc.	1,349	45,230
Target Corp.	623	36,098
		165,338
CONSUMER STAPLES - 15.4%
Campbell Soup Co.	932	42,718
ConAgra Foods Inc.	1,180	35,012
Kellogg Co.	653	42,903
PepsiCo Inc.	482	43,087
		163,720
ENERGY - 18.2%
Enbridge Inc.	913	43,359
Helmerich & Payne Inc.	476	55,315
Occidental Petroleum Corp.	425	43,600
Teekay Corp.	836	52,035
		194,309
HEALTH CARE - 7.3%
Baxter International Inc.	571	41,270
Bristol-Myers Squibb Co.	748	36,302
		77,572
INFORMATION TECHNOLOGY - 6.8%
Leidos Holdings Inc.	843	32,324
Western Union Co.	2,337	40,532
		72,856
MATERIALS - 36.4%
Dow Chemical Co.	906	46,618
Goldcorp Inc.	1,775	49,533
International Paper Co.	813	41,010
LyondellBasell Industries NV - Class A	503	49,085
MeadWestvaco Corp.	1,096	48,488
Nucor Corp.	749	36,864
Scotts Miracle-Gro Co.	639	36,331
Sonoco Products Co.	964	42,340
Yamana Gold Inc. (d)	4,468	36,731
		387,000

Total Common Stocks (cost $995,583)		1,060,795

SHORT TERM INVESTMENTS - 3.4%
Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	1,652	1,652

Securities Lending Collateral - 3.2%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	34,184	34,184

Total Short Term Investments (cost $35,836)		35,836

Total Investments - 103.0% (cost $1,031,419)		1,096,631
Other Assets and Liabilities, Net - (3.0%)		(32,147)
Total Net Assets - 100.0%		$1,064,484

Portfolio Composition:	Percentage of Total Investments
Materials	35.3%
Energy	17.7
Consumer Discretionary	15.1
Consumer Staples	14.9
Health Care	7.1
Information Technology	6.6
Short Term Investments	3.3
Total Investments	100.0%

JNL/Mellon Capital JNL 5 Fund *

	Shares	Value
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 12.7%
Cinemark Holdings Inc.	799	$28,258
Gannett Co. Inc.	899	28,162
H&R Block Inc.	907	30,414
Ladbrokes Plc	15,080	36,205
McDonald’s Corp.	687	69,257
VF Corp.	1,069	67,318
Other Securities		188,801
		448,415
CONSUMER STAPLES - 4.5%
Campbell Soup Co.	625	28,627
Kellogg Co.	439	28,811
PepsiCo Inc.	322	28,798
Tesco Plc	8,137	39,547
Other Securities		31,619
		157,402
ENERGY - 7.5%
Chevron Corp.	534	69,679
China Coal Energy Co. (d)	83,403	43,330
Enbridge Inc.	615	29,181
Helmerich & Payne Inc.	319	37,082
Occidental Petroleum Corp.	283	29,093
Teekay Corp.	563	35,027
Other Securities		21,623
		265,015
FINANCIALS - 12.5%
Ameriprise Financial Inc.	583	69,924
Bank of China Ltd. - Class H	99,314	44,464
Bank of Communications Co. Ltd.	65,329	45,095
China Construction Bank Corp. - Class H	60,500	45,753
Industrial & Commercial Bank of China Ltd. - Class H	67,907	42,940
Man Group Plc	31,050	55,882
RSA Insurance Group Plc	5,851	47,540
Other Securities		90,246
		441,844
HEALTH CARE - 10.9%
Baxter International Inc.	383	27,656
Bristol-Myers Squibb Co.	503	24,424
McKesson Corp.	413	76,908
Merck & Co. Inc.	1,335	77,215
Pfizer Inc.	3,626	107,609
Other Securities		69,986
		383,798
INDUSTRIALS - 12.8%
Boeing Co.	482	61,351
Delta Air Lines Inc.	2,271	87,937
General Electric Co.	4,027	105,822
Northrop Grumman Systems Corp.	586	70,051
Other Securities		128,231
		453,392
INFORMATION TECHNOLOGY - 23.8%
Cisco Systems Inc.	5,035	125,115
Hewlett-Packard Co.	2,342	78,885
Intel Corp.	4,293	132,648
Micron Technology Inc. (c)	3,166	104,319
Microsoft Corp.	1,798	74,988
Seagate Technology	1,170	66,502
Western Digital Corp.	799	73,712
Western Union Co. (d)	1,573	27,274

See accompanying Notes to Financial Statements.

	Shares	Value
Other Securities		159,131
		842,574
MATERIALS - 8.9%
Dow Chemical Co.	610	31,379
Goldcorp Inc.	1,190	33,204
International Paper Co.	546	27,570
LyondellBasell Industries NV - Class A	338	33,040
MeadWestvaco Corp.	737	32,640
Nucor Corp.	503	24,779
Sonoco Products Co.	649	28,496
Yamana Gold Inc. (d)	3,007	24,717
Other Securities		77,679
		313,504
TELECOMMUNICATION SERVICES - 6.1%
AT&T Inc.	3,180	112,439
Verizon Communications Inc.	1,671	81,775
Other Securities		20,855
		215,069

Total Common Stocks (cost $3,121,648)		3,521,013

SHORT TERM INVESTMENTS - 4.3%
Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	4,865	4,865

Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	149,019	149,019

Total Short Term Investments (cost $153,884)		153,884

Total Investments - 104.0% (cost $3,275,532)		3,674,897
Other Assets and Liabilities, Net - (4.0%)		(141,547)
Total Net Assets - 100.0%		$3,533,350

Portfolio Composition:	Percentage of Total Investments
Information Technology	22.9%
Industrials	12.3
Consumer Discretionary	12.2
Financials	12.0
Health Care	10.5
Materials	8.5
Energy	7.2
Telecommunication Services	5.9
Consumer Staples	4.3
Short Term Investments	4.2
Total Investments	100.0%

JNL/Mellon Capital JNL Optimized 5 Fund *

	Shares	Value
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 12.9%
Bayerische Motoren Werke AG (d)	30	$3,739
Comcast Corp. - Class A	208	11,148
Reed Elsevier Plc	230	3,700
Starbucks Corp.	90	6,998
Viacom Inc. - Class B	47	4,100
Other Securities		30,366
		60,051
CONSUMER STAPLES - 5.5%
Aryzta AG	44	4,169
Tesco Plc	1,349	6,557
Other Securities		14,830
		25,556
ENERGY - 17.6%
BP Plc - ADR	222	11,687
Chesapeake Energy Corp.	216	6,728
China Coal Energy Co. (d)	7,366	3,827
Devon Energy Corp.	133	10,525
ENI SpA	142	3,874
Schlumberger Ltd.	120	14,156
Suncor Energy Inc.	309	13,156
Total SA	56	4,082
Other Securities		14,080
		82,115
FINANCIALS - 11.4%
Admiral Group Plc	158	4,180
Aviva Plc	463	4,042
Bank of China Ltd. - Class H	8,770	3,927
Bank of Communications Co. Ltd.	5,770	3,983
China Construction Bank Corp. - Class H	5,399	4,083
Hannover Rueck SE	40	3,614
Host Hotels & Resorts Inc.	246	5,420
Industrial & Commercial Bank of China Ltd. - Class H	6,061	3,833
Man Group Plc	2,768	4,982
Nordea Bank AB	257	3,624
RSA Insurance Group Plc	524	4,259
Other Securities		6,860
		52,807
HEALTH CARE - 7.6%
Amgen Inc.	91	10,747
Express Scripts Holding Co. (c)	97	6,705
Novartis AG	43	3,861
Pfizer Inc.	129	3,842
Other Securities		10,112
		35,267
INDUSTRIALS - 6.5%
General Electric Co.	143	3,761
Southwest Airlines Co.	227	6,092
Other Securities		20,341
		30,194
INFORMATION TECHNOLOGY - 20.5%
Apple Inc.	137	12,750
Cisco Systems Inc.	179	4,450
Google Inc. - Class A (c)	10	5,621
Google Inc. - Class C (c)	10	5,531
Intel Corp.	154	4,758
Oracle Corp.	282	11,425
QUALCOMM Inc.	145	11,523
Texas Instruments Inc.	131	6,279
Other Securities		33,195
		95,532
MATERIALS - 7.4%
Alcoa Inc.	348	5,189
Barrick Gold Corp.	379	6,933
Other Securities		22,283
		34,405
TELECOMMUNICATION SERVICES - 4.7%
AT&T Inc.	114	4,035
Belgacom SA	116	3,848
Koninklijke KPN NV (c)	1,034	3,769
Swisscom AG	6	3,771

See accompanying Notes to Financial Statements.

	Shares	Value
Other Securities		6,360
		21,783
UTILITIES - 5.7%
AES Corp.	237	3,681
Energias de Portugal SA	924	4,637
National Grid Plc	259	3,734
Scottish & Southern Energy Plc	153	4,105
Snam Rete Gas SpA	617	3,713
Other Securities		6,773
		26,643

Total Common Stocks (cost $403,855)		464,353

SHORT TERM INVESTMENTS - 2.8%
Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	354	354

Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	12,571	12,571

Total Short Term Investments (cost $12,925)		12,925

Total Investments - 102.6% (cost $416,780)		477,278
Other Assets and Liabilities, Net - (2.6%)		(12,027)
Total Net Assets - 100.0%		$465,251

Portfolio Composition:	Percentage of Total Investments
Information Technology	20.0%
Energy	17.2
Consumer Discretionary	12.6
Financials	11.1
Health Care	7.4
Materials	7.2
Industrials	6.3
Utilities	5.6
Consumer Staples	5.3
Telecommunication Services	4.6
Short Term Investments	2.7
Total Investments	100.0%

JNL/Mellon Capital Communications Sector Fund

	Shares	Value
COMMON STOCKS - 93.9%
TELECOMMUNICATION SERVICES - 93.9%
AT&T Inc.	1,026	$36,283
CenturyLink Inc.	198	7,181
Frontier Communications Corp. (d)	1,247	7,282
Level 3 Communications Inc. (c)	165	7,224
NII Holdings Inc. - Class B (c) (d)	2,079	1,143
SBA Communications Corp. (c)	71	7,266
Sprint Corp. (c)	851	7,261
T-Mobile US Inc. (c)	217	7,292
Telephone & Data Systems Inc.	279	7,291
tw telecom inc. (c)	179	7,231
Verizon Communications Inc.	744	36,415
Windstream Holdings Inc. (d)	729	7,263

Total Common Stocks (cost $118,367)		139,132

INVESTMENT COMPANIES - 5.5%
iShares Core S&P Mid-Cap ETF	6	923
SPDR S&P 500 ETF Trust	37	7,262

Total Investment Companies (cost $7,924)		8,185

SHORT TERM INVESTMENTS - 11.6%
Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	678	678

Securities Lending Collateral - 11.1%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	16,378	16,378

Total Short Term Investments (cost $17,056)		17,056

Total Investments - 111.0% (cost $143,347)		164,373
Other Assets and Liabilities, Net - (11.0%)		(16,227)
Total Net Assets - 100.0%		$148,146

Portfolio Composition:	Percentage of Total Investments
Telecommunication Services	84.6%
Investment Companies	5.0
Short Term Investments	10.4
Total Investments	100.0%

JNL/Mellon Capital Consumer Brands Sector Fund *

	Shares	Value
COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 72.8%
Amazon.com Inc. (c)	68	$22,038
AutoZone Inc. (c)	6	3,238
Carnival Corp.	80	3,021
CBS Corp. - Class B	96	5,974
Chipotle Mexican Grill Inc. - Class A (c)	6	3,365
Comcast Corp. - Class A	473	25,407
DIRECTV (c)	85	7,247
Discovery Communications Inc. - Class A (c)	40	2,966
Dollar General Corp. (c)	55	3,168
Home Depot Inc.	249	20,163
L Brands Inc.	45	2,617
Las Vegas Sands Corp.	69	5,264
Liberty Global Plc - Class A (c) (d)	62	2,734
Liberty Global Plc - Class C (c)	73	3,074
Liberty Interactive Corp. (c)	86	2,537
Liberty Ventures - Class A (c)	13	982
Lowe’s Cos. Inc.	181	8,709
Macy’s Inc.	66	3,802
Marriott International Inc. - Class A	40	2,557
McDonald’s Corp.	180	18,126
Netflix Inc. (c)	11	4,812
O’Reilly Automotive Inc. (c)	19	2,903
Omnicom Group Inc.	47	3,367
Priceline Group Inc. (c)	10	11,480
Ross Stores Inc.	39	2,573
Starbucks Corp.	137	10,601
Starwood Hotels & Resorts Worldwide Inc.	35	2,838
Target Corp.	115	6,679
Time Warner Cable Inc.	51	7,467
Time Warner Inc.	161	11,278
TJX Cos. Inc.	127	6,772
Twenty-First Century Fox Inc. - Class A	348	12,249
Viacom Inc. - Class B	71	6,171
Walt Disney Co.	293	25,140
Wynn Resorts Ltd.	15	3,076

See accompanying Notes to Financial Statements.

	Shares	Value
Yum! Brands Inc.	80	6,520
Other Securities		89,493
		360,408
CONSUMER STAPLES - 15.0%
Costco Wholesale Corp.	80	9,185
CVS Caremark Corp.	213	16,041
Kroger Co.	93	4,580
Sysco Corp.	106	3,980
Wal-Mart Stores Inc.	293	22,027
Walgreen Co.	160	11,846
Whole Foods Market Inc.	67	2,600
Other Securities		3,940
		74,199
ENERGY - 0.1%
Other Securities		409

HEALTH CARE - 3.5%
AmerisourceBergen Corp.	41	2,983
Cardinal Health Inc.	62	4,241
McKesson Corp.	42	7,812
Other Securities		2,058
		17,094
INDUSTRIALS - 6.2%
American Airlines Group Inc. (c)	131	5,628
Delta Air Lines Inc.	154	5,972
Nielsen NV	55	2,664
Southwest Airlines Co.	126	3,378
United Continental Holdings Inc. (c)	68	2,805
Other Securities		10,474
		30,921
INFORMATION TECHNOLOGY - 2.6%
eBay Inc. (c)	208	10,391
Other Securities		2,297
		12,688

Total Common Stocks (cost $394,710)		495,719

SHORT TERM INVESTMENTS - 3.0%
Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	259	259

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	14,476	14,476

Total Short Term Investments (cost $14,735)		14,735

Total Investments - 103.2% (cost $409,445)		510,454
Other Assets and Liabilities, Net - (3.2%)		(15,654)
Total Net Assets - 100.0%		$494,800

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	70.6%
Consumer Staples	14.5
Industrials	6.1
Health Care	3.3
Information Technology	2.5
Energy	0.1
Short Term Investments	2.9
Total Investments	100.0%

JNL/Mellon Capital Financial Sector Fund *

	Shares	Value
COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 0.6%
McGraw-Hill Financial. Inc.	37	$3,076

FINANCIALS - 93.6%
ACE Ltd.	46	4,772
AFLAC Inc.	62	3,886
Allstate Corp.	59	3,470
American Express Co.	124	11,797
American International Group Inc.	198	10,784
American Tower Corp.	54	4,855
Ameriprise Financial Inc.	26	3,123
Aon Plc - Class A	40	3,638
AvalonBay Communities Inc.	17	2,367
Bank of America Corp.	1,437	22,091
Bank of New York Mellon Corp. (a)	156	5,829
BB&T Corp.	98	3,859
Berkshire Hathaway Inc. - Class B (c)	246	31,150
BlackRock Inc.	17	5,494
Boston Properties Inc.	21	2,498
Capital One Financial Corp.	78	6,442
Charles Schwab Corp.	160	4,298
Chubb Corp.	33	3,086
Citigroup Inc.	415	19,553
CME Group Inc.	43	3,048
Discover Financial Services	64	3,937
Equity Residential	46	2,921
Fifth Third Bancorp	116	2,482
Franklin Resources Inc.	55	3,184
Goldman Sachs Group Inc.	57	9,509
HCP Inc.	63	2,596
Health Care REIT Inc.	42	2,627
Host Hotels & Resorts Inc.	105	2,302
Intercontinental Exchange Inc.	16	3,000
JPMorgan Chase & Co.	517	29,810
Marsh & McLennan Cos. Inc.	75	3,880
MetLife Inc.	154	8,538
Morgan Stanley	191	6,173
PNC Financial Services Group Inc.	73	6,490
ProLogis Inc.	69	2,834
Prudential Financial Inc.	63	5,594
Public Storage	20	3,381
Simon Property Group Inc.	42	7,050
State Street Corp.	59	3,976
SunTrust Banks Inc.	73	2,920
T. Rowe Price Group Inc.	36	3,035
Travelers Cos. Inc.	47	4,455
U.S. Bancorp	248	10,739
Ventas Inc.	40	2,589
Vornado Realty Trust	24	2,569
Wells Fargo & Co.	655	34,439
Weyerhaeuser Co. (d)	81	2,674
Other Securities		139,271
		469,015
INDUSTRIALS - 0.1%
Other Securities		534

INFORMATION TECHNOLOGY - 5.2%
MasterCard Inc. - Class A	137	10,081
Visa Inc. - Class A	69	14,472
Other Securities		1,263
		25,816

See accompanying Notes to Financial Statements.

	Shares	Value
MATERIALS - 0.0%
Other Securities		224

TELECOMMUNICATION SERVICES - 0.7%
Crown Castle International Corp.	45	3,375

Total Common Stocks (cost $395,859)		502,040

SHORT TERM INVESTMENTS - 2.3%
Investment Company - 0.0%
JNL Money Market Fund, 0.01% (a) (b)	126	126

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	11,195	11,195

Total Short Term Investments (cost $11,321)		11,321

Total Investments - 102.5% (cost $407,180)		513,361
Other Assets and Liabilities, Net - (2.5%)		(12,351)
Total Net Assets - 100.0%		$501,010

Portfolio Composition:	Percentage of Total Investments
Financials	91.4%
Information Technology	5.0
Telecommunication Services	0.7
Consumer Discretionary	0.6
Industrials	0.1
Materials	0.0
Short Term Investments	2.2
Total Investments	100.0%

JNL/Mellon Capital Healthcare Sector Fund *

	Shares	Value
COMMON STOCKS - 99.7%
HEALTH CARE - 99.6%
Abbott Laboratories	852	$34,839
AbbVie Inc.	903	50,967
Actavis Plc (c)	98	21,909
Aetna Inc.	202	16,405
Alexion Pharmaceuticals Inc. (c)	112	17,510
Allergan Inc.	169	28,573
Amgen Inc.	430	50,891
Baxter International Inc.	307	22,229
Becton Dickinson & Co.	110	13,032
Biogen Idec Inc. (c)	135	42,487
BioMarin Pharmaceutical Inc. (c)	82	5,111
Boston Scientific Corp. (c)	756	9,650
Bristol-Myers Squibb Co.	941	45,662
CareFusion Corp. (c)	119	5,285
Celgene Corp. (c)	453	38,933
CIGNA Corp.	152	13,999
Covidien Plc	255	23,006
CR Bard Inc.	44	6,270
DaVita HealthCare Partners Inc. (c)	100	7,239
Edwards Lifesciences Corp. (c)	61	5,194
Eli Lilly & Co.	560	34,804
Endo International Plc (c)	79	5,505
Express Scripts Holding Co. (c)	437	30,302
Forest Laboratories Inc. (c)	135	13,340
Gilead Sciences Inc. (c)	872	72,281
HCA Holdings Inc. (c)	177	9,976
Henry Schein Inc. (c)	49	5,816
Hospira Inc. (c)	95	4,884
Humana Inc.	88	11,283
Illumina Inc. (c)	73	13,074
Intuitive Surgical Inc. (c)	22	8,941
Johnson & Johnson	1,605	167,933
Laboratory Corp. of America Holdings (c)	48	4,927
Medtronic Inc.	568	36,195
Merck & Co. Inc.	1,659	95,951
Mylan Inc. (c)	210	10,846
Perrigo Co. Plc	75	10,997
Pfizer Inc.	3,620	107,441
Regeneron Pharmaceuticals Inc. (c)	45	12,686
St. Jude Medical Inc.	160	11,098
Stryker Corp.	169	14,211
Thermo Fisher Scientific Inc.	227	26,768
UnitedHealth Group Inc.	557	45,500
Universal Health Services Inc. - Class B	51	4,918
Varian Medical Systems Inc. (c)	58	4,858
Vertex Pharmaceuticals Inc. (c)	135	12,754
Waters Corp. (c)	48	5,041
WellPoint Inc.	159	17,100
Zimmer Holdings Inc.	95	9,875
Zoetis Inc. - Class A	286	9,240
Other Securities		130,882
		1,408,618
INDUSTRIALS - 0.1%
Other Securities		1,144

Total Common Stocks (cost $1,055,979)		1,409,762

SHORT TERM INVESTMENTS - 2.4%
Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	6,919	6,919

Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	27,554	27,554

Total Short Term Investments (cost $34,473)		34,473

Total Investments - 102.1% (cost $1,090,452)		1,444,235
Other Assets and Liabilities, Net - (2.1%)		(30,187)
Total Net Assets - 100.0%		$1,414,048

Portfolio Composition:	Percentage of Total Investments
Health Care	97.5%
Industrials	0.1
Short Term Investments	2.4
Total Investments	100.0%

JNL/Mellon Capital Oil & Gas Sector Fund *

	Shares	Value
COMMON STOCKS - 99.8%
ENERGY - 98.4%
Anadarko Petroleum Corp.	348	$38,051
Apache Corp.	266	26,719
Baker Hughes Inc.	299	22,284
Cabot Oil & Gas Corp. - Class A	287	9,788
Cameron International Corp. (c)	140	9,500
Cheniere Energy Inc. (c)	150	10,782
Chesapeake Energy Corp.	348	10,811
Chevron Corp.	1,309	170,890
Cimarex Energy Co.	60	8,581

See accompanying Notes to Financial Statements.

	Shares	Value
Concho Resources Inc. (c)	77	11,091
ConocoPhillips	844	72,398
Continental Resources Inc. (c) (d)	29	4,622
Core Laboratories NV	31	5,190
Denbury Resources Inc.	244	4,506
Devon Energy Corp.	263	20,901
Energen Corp.	50	4,453
Ensco Plc - Class A (d)	161	8,925
EOG Resources Inc.	376	43,947
EQT Corp.	104	11,144
Exxon Mobil Corp.	2,953	297,268
FMC Technologies Inc. (c)	162	9,868
Halliburton Co.	581	41,269
Helmerich & Payne Inc.	74	8,629
Hess Corp.	181	17,921
HollyFrontier Corp.	137	5,968
Kinder Morgan Inc.	459	16,636
Marathon Oil Corp.	464	18,531
Marathon Petroleum Corp.	198	15,460
Murphy Oil Corp.	116	7,712
Nabors Industries Ltd.	180	5,290
National Oilwell Varco Inc.	295	24,255
Noble Corp. Plc	175	5,868
Noble Energy Inc.	247	19,106
Occidental Petroleum Corp.	540	55,471
Oceaneering International Inc.	75	5,845
Phillips 66	390	31,329
Pioneer Natural Resources Co.	98	22,568
QEP Resources Inc.	123	4,246
Range Resources Corp.	116	10,076
Schlumberger Ltd.	896	105,631
Southwestern Energy Co. (c)	243	11,033
Spectra Energy Corp.	460	19,561
Tesoro Corp.	88	5,189
Transocean Ltd. (d)	234	10,526
Valero Energy Corp.	366	18,355
Weatherford International Plc (c)	528	12,155
Whiting Petroleum Corp. (c)	82	6,564
Williams Cos. Inc.	508	29,596
Other Securities		79,588
		1,416,097
INDUSTRIALS - 0.1%
Other Securities		1,699

INFORMATION TECHNOLOGY - 0.2%
Other Securities		3,456

UTILITIES - 1.1%
OGE Energy Corp.	137	5,354
Oneok Inc.	143	9,724
		15,078

Total Common Stocks (cost $1,037,777)		1,436,330

SHORT TERM INVESTMENTS - 2.6%
Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	7,621	7,621

Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	29,548	29,548

Total Short Term Investments (cost $37,169)		37,169

Total Investments - 102.4% (cost $1,074,946)		1,473,499
Other Assets and Liabilities, Net - (2.4%)		(34,138)
Total Net Assets - 100.0%		$1,439,361

Portfolio Composition:	Percentage of Total Investments
Energy	96.1%
Utilities	1.0
Information Technology	0.3
Industrials	0.1
Short Term Investments	2.5
Total Investments	100.0%

JNL/Mellon Capital Technology Sector Fund *

	Shares	Value
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 0.4%
Other Securities		2,842

HEALTH CARE - 0.8%
Cerner Corp. (c)	68	3,490
Other Securities		2,154
		5,644
INDUSTRIALS - 0.2%
Other Securities		1,270

INFORMATION TECHNOLOGY - 98.1%
Adobe Systems Inc. (c)	105	7,599
Akamai Technologies Inc. (c)	40	2,460
Altera Corp.	71	2,482
Analog Devices Inc.	72	3,890
Apple Inc.	1,370	127,293
Applied Materials Inc.	278	6,276
Autodesk Inc. (c)	52	2,914
Avago Technologies Ltd.	58	4,154
Broadcom Corp. - Class A	127	4,720
CA Inc.	73	2,093
Cisco Systems Inc.	1,163	28,910
Citrix Systems Inc. (c)	37	2,325
Cognizant Technology Solutions Corp. - Class A (c)	138	6,751
Computer Sciences Corp.	33	2,073
Corning Inc.	297	6,514
EMC Corp.	465	12,241
Equinix Inc. (c)	11	2,374
F5 Networks Inc. (c)	17	1,914
Facebook Inc. - Class A (c)	390	26,276
Google Inc. - Class A (c)	64	37,619
Google Inc. - Class C (c)	64	37,015
Harris Corp.	24	1,823
Hewlett-Packard Co.	425	14,308
Intel Corp.	1,131	34,936
International Business Machines Corp.	216	39,173
Intuit Inc.	65	5,230
Juniper Networks Inc. (c)	107	2,637
KLA-Tencor Corp.	38	2,764
Lam Research Corp.	37	2,485
Linear Technology Corp.	54	2,526
Maxim Integrated Products Inc.	65	2,197
Microchip Technology Inc. (d)	45	2,217
Micron Technology Inc. (c)	243	8,002
Microsoft Corp.	1,708	71,204
Motorola Solutions Inc.	51	3,416
NetApp Inc.	75	2,744
Nvidia Corp.	127	2,346
Oracle Corp.	780	31,604
QUALCOMM Inc.	383	30,360
Red Hat Inc. (c)	43	2,374
Salesforce.com Inc. (c)	128	7,443

See accompanying Notes to Financial Statements.

	Shares	Value
SanDisk Corp.	52	5,403
Seagate Technology	75	4,248
Skyworks Solutions Inc.	43	2,019
Symantec Corp.	157	3,593
Texas Instruments Inc.	245	11,708
VMware Inc. - Class A (c)	20	1,890
Western Digital Corp.	48	4,420
Xilinx Inc.	61	2,884
Yahoo! Inc. (c)	212	7,462
Other Securities		65,124
		706,433

Total Common Stocks (cost $524,248)		716,189

SHORT TERM INVESTMENTS - 1.9%
Investment Company - 0.4%
JNL Money Market Fund, 0.01% (a) (b)	2,738	2,738

Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	10,979	10,979

Total Short Term Investments (cost $13,717)		13,717

Total Investments - 101.4% (cost $537,965)		729,906
Other Assets and Liabilities, Net - (1.4%)		(10,078)
Total Net Assets - 100.0%		$719,828

Portfolio Composition:	Percentage of Total Investments
Information Technology	96.8%
Health Care	0.7
Consumer Discretionary	0.4
Industrials	0.2
Short Term Investments	1.9
Total Investments	100.0%

(a)         Investment in affiliate.

(b)         Yield changes daily to reflect current market conditions.  Rate was the quoted yield as of June 30, 2014.

(c)          Non-income producing security.

(d)         All or portion of the security was on loan.

*                 A Summary Schedule of Investments is presented for this portfolio.  For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2014.  In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting www.jackson.com or the Commission’s website, www.sec.gov.

Abbreviations:

“-” Amount rounds to less than one thousand

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depository Receipt

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

Investments in Affiliates - See Note 5 in the Notes to Financial Statements for discussion of investments in affiliates.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian.

The following table details cash management investments in affiliates held at June 30, 2014.  Purchase and sales proceeds are not shown for these investments.  There was no realized gain or loss relating to transactions in these investments during the period ended June 30, 2014.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Dow 10 Fund	$141	$1,153	$—
JNL/Mellon Capital Global 15 Fund	755	—	—
JNL/Mellon Capital Nasdaq 25 Fund	1,841	3,274	—
JNL/Mellon Capital Value Line 30 Fund	96	8,374	—
JNL/Mellon Capital S&P 24 Fund	1,881	238	—
JNL/Mellon Capital S&P SMid 60 Fund	1,044	—	—
JNL/Mellon Capital NYSE International 25 Fund	—	384	—
JNL/Mellon Capital 25 Fund	2,276	1,652	—
JNL/Mellon Capital JNL 5 Fund	2,611	4,865	—
JNL/Mellon Capital JNL Optimized 5 Fund	—	354	—
JNL/Mellon Capital Communications Sector Fund	991	678	—
JNL/Mellon Capital Consumer Brands Sector Fund	3,616	259	—
JNL/Mellon Capital Financial Sector Fund	2,085	126	—
JNL/Mellon Capital Healthcare Sector Fund	7,345	6,919	—
JNL/Mellon Capital Oil & Gas Sector Fund	4,023	7,621	—
JNL/Mellon Capital Technology Sector Fund	9,038	2,738	—

The JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser.  The following table details the Fund’s long-term investment in this affiliate held at June 30, 2014.

Fund	Affiliate	Beginning Value	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Ending Value
JNL/Mellon Capital Financial Sector Fund	Bank of New York Mellon Corp.	$5,323	$686	$568	$49	$80	$5,829

Summary of Investments by Country (as a percentage of total long-term investments)* :

	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Value Line 30 Fund	JNL/Mellon Capital NYSE International 25 Fund	JNL/Mellon Capital JNL Optimized 5 Fund
Argentina	—%	—%	3.8%	—%
Belgium	—	—	—	1.5
Brazil	—	—	7.6	—
Canada	—	14.5	22.6	5.8
China	33.1	—	4.4	4.2
France	—	—	—	2.4
Germany	—	—	—	2.3
Hong Kong	—	—	7.7	—
Israel	—	—	—	0.3
Italy	—	—	4.6	2.4
Japan	—	—	8.0	—
Netherlands	—	—	4.4	3.3
Norway	—	—	4.8	—
Portugal	—	—	—	1.0
Singapore	—	—	—	0.5
South Korea	—	—	3.7	—
Spain	—	—	8.8	—
Sweden	—	—	—	2.3
Switzerland	—	—	7.1	3.3
United Kingdom	29.8	8.4	—	12.7
United States	37.1	77.1	12.5	58.0
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%

*                 The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2014

	JNL/Mellon Capital Dow 10 Fund	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital Value Line 30 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital NYSE International 25 Fund
Assets
Investments - unaffiliated, at value (a)(d)	$572,583	$385,118	$705,503	$819,590	$812,591	$640,558	$91,269
Investments - affiliated, at value (b)	1,153	—	10,723	27,144	2,557	49,075	23,823
Total investments, at value (c)	573,736	385,118	716,226	846,734	815,148	689,633	115,092
Cash	—	235	59	1	—	—	—
Foreign currency (e)	—	63	—	—	—	—	—
Receivable for investments sold	—	152	—	162	—	1,965	—
Receivable for fund shares sold	641	375	1,802	855	847	982	110
Receivable for dividends and interest	909	4,654	393	738	1,011	556	262
Other assets	1	1	2	2	3	2	—
Total assets	575,287	390,598	718,482	848,492	817,009	693,138	115,464
Liabilities
Cash overdraft	—	—	—	—	—	1,974	—
Payable for advisory fees	136	94	164	186	193	149	25
Payable for administrative fees	70	65	86	98	102	78	15
Payable for 12b-1 fee (Class A)	32	21	38	44	45	35	5
Payable for investment securities purchased	—	—	—	6,823	—	—	371
Payable for fund shares redeemed	839	1,685	659	1,151	888	544	206
Payable for manager fees	27	35	12	40	37	15	4
Payable for other expenses	22	5	61	148	95	67	19
Payable upon return of securities loaned	—	—	7,449	18,770	2,319	49,075	23,439
Total liabilities	1,126	1,905	8,469	27,260	3,679	51,937	24,084
Net assets	$574,161	$388,693	$710,013	$821,232	$813,330	$641,201	$91,380
Net assets consist of:
Paid-in capital	$447,247	$376,979	$441,499	$944,785	$498,063	$391,285	$125,108
Undistributed net investment income	—	—	4,097	5,099	9,248	7,333	2,775
Accumulated net realized gain (loss)	—	—	152,545	(244,102)	271,485	159,552	(46,071)
Net unrealized appreciation on investments and foreign currency	126,914	11,714	111,872	115,450	34,534	83,031	9,568
	$574,161	$388,693	$710,013	$821,232	$813,330	$641,201	$91,380
Class A
Net assets	$574,161	$388,693	$709,550	$820,942	$812,784	$640,669	$91,226
Shares outstanding (no par value), unlimited shares authorized	31,344	17,576	34,742	48,648	55,048	43,221	12,198
Net asset value per share	$18.32	$22.11	$20.42	$16.88	$14.77	$14.82	$7.48
Class B
Net assets	N/A	N/A	$463	$290	$546	$532	$154
Shares outstanding (no par value), unlimited shares authorized	N/A	N/A	30	35	42	36	21
Net asset value per share	N/A	N/A	$15.54	$8.34	$13.08	$14.70	$7.34

(a) Investments - unaffiliated, at cost	$445,669	$373,428	$593,631	$705,393	$778,057	$557,569	$81,702
(b) Investments - affiliated, at cost	1,153	—	10,723	27,144	2,557	49,075	23,823
(c) Total investments, at cost	$446,822	$373,428	$604,354	$732,537	$780,614	$606,644	$105,525
(d) Including value of securities on loan	$—	$—	$7,320	$18,012	$2,267	$47,611	$22,828
(e) Foreign currency, at cost	—	63	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital 25 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund
Assets
Investments - unaffiliated, at value (a)(d)	$1,060,795	$3,521,013	$464,353	$147,317	$495,719	$496,211	$1,409,762
Investments - affiliated, at value (b)	35,836	153,884	12,925	17,056	14,735	17,150	34,473
Total investments, at value (c)	1,096,631	3,674,897	477,278	164,373	510,454	513,361	1,444,235
Cash	—	160	9	—	—	6	—
Foreign currency (e)	—	998	209	—	—	—	—
Receivable for investments sold	—	—	—	4,518	367	141	—
Receivable for fund shares sold	1,800	1,665	441	340	1,104	814	4,455
Receivable for dividends and interest	1,894	11,621	1,282	225	310	614	1,079
Other assets	3	10	1	—	1	1	3
Total assets	1,100,328	3,689,351	479,220	169,456	512,236	514,937	1,449,772
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Payable for advisory fees	242	791	110	37	118	119	317
Payable for administrative fees	129	434	57	18	61	61	170
Payable for 12b-1 fee (Class A)	58	193	25	8	27	28	77
Payable for investment securities purchased	—	—	—	4,533	—	—	5,569
Payable for fund shares redeemed	1,196	5,258	1,161	323	2,722	2,489	1,954
Payable for manager fees	33	195	20	3	6	9	16
Payable for other expenses	2	111	25	10	26	26	67
Payable upon return of securities loaned	34,184	149,019	12,571	16,378	14,476	11,195	27,554
Total liabilities	35,844	156,001	13,969	21,310	17,436	13,927	35,724
Net assets	$1,064,484	$3,533,350	$465,251	$148,146	$494,800	$501,010	$1,414,048
Net assets consist of:
Paid-in capital	$702,589	$3,841,432	$436,442	$128,164	$346,312	$394,684	$1,023,652
Undistributed net investment income	33,370	128,305	16,387	6,088	4,633	8,104	14,330
Accumulated net realized gain (loss)	263,313	(835,795)	(48,086)	(7,132)	42,846	(8,444)	22,283
Net unrealized appreciation on investments and foreign currency	65,212	399,408	60,508	21,026	101,009	106,666	353,783
	$1,064,484	$3,533,350	$465,251	$148,146	$494,800	$501,010	$1,414,048
Class A
Net assets	$1,063,814	$3,522,238	$464,018	$148,047	$494,626	$500,627	$1,413,049
Shares outstanding (no par value), unlimited shares authorized	51,500	276,057	37,954	30,796	28,173	46,973	62,943
Net asset value per share	$20.66	$12.76	$12.23	$4.81	$17.56	$10.66	$22.45
Class B
Net assets	$670	$11,112	$1,233	$99	$174	$383	$999
Shares outstanding (no par value), unlimited shares authorized	32	868	101	21	10	36	44
Net asset value per share	$20.88	$12.80	$12.17	$4.60	$17.80	$10.66	$22.51

(a) Investments - unaffiliated, at cost	$995,583	$3,121,648	$403,855	$126,291	$394,710	$391,477	$1,055,979
(b) Investments - affiliated, at cost	35,836	153,884	12,925	17,056	14,735	15,703	34,473
(c) Total investments, at cost	$1,031,419	$3,275,532	$416,780	$143,347	$409,445	$407,180	$1,090,452
(d) Including value of securities on loan	$33,058	$145,306	$12,182	$15,503	$14,155	$10,957	$26,743
(e) Foreign currency, at cost	—	994	208	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Assets
Investments - unaffiliated, at value (a)(d)	$1,436,330	$716,189
Investments - affiliated, at value (b)	37,169	13,717
Total investments, at value (c)	1,473,499	729,906
Cash	—	34
Foreign currency (e)	—	—
Receivable for investments sold	—	—
Receivable for fund shares sold	3,043	1,877
Receivable for dividends and interest	731	188
Other assets	3	2
Total assets	1,477,276	732,007
Liabilities
Cash overdraft	—	—
Payable for advisory fees	317	165
Payable for administrative fees	171	87
Payable for 12b-1 fee (Class A)	78	39
Payable for investment securities purchased	4,990	—
Payable for fund shares redeemed	2,719	863
Payable for manager fees	35	14
Payable for other expenses	57	32
Payable upon return of securities loaned	29,548	10,979
Total liabilities	37,915	12,179
Net assets	$1,439,361	$719,828
Net assets consist of:
Paid-in capital	$1,010,311	$503,349
Undistributed net investment income	24,611	8,223
Accumulated net realized gain (loss)	5,886	16,315
Net unrealized appreciation on investments and foreign currency	398,553	191,941
	$1,439,361	$719,828
Class A
Net assets	$1,437,474	$719,420
Shares outstanding (no par value), unlimited shares authorized	36,760	71,690
Net asset value per share	$39.10	$10.04
Class B
Net assets	$1,887	$408
Shares outstanding (no par value), unlimited shares authorized	48	40
Net asset value per share	$39.66	$10.17

(a) Investments - unaffiliated, at cost	$1,037,777	$524,248
(b) Investments - affiliated, at cost	37,169	13,717
(c) Total investments, at cost	$1,074,946	$537,965
(d) Including value of securities on loan	$29,070	$10,771
(e) Foreign currency, at cost	—	—

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2014

	JNL/Mellon Capital Dow 10 Fund	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital Value Line 30 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital NYSE International 25 Fund
Investment income
Dividends (a)	$9,879	$21,481	$4,780	$5,898	$7,796	$6,329	$1,714
Foreign taxes withheld	—	(740)	—	—	(1)	—	(202)
Securities lending (a)	—	—	6	57	7	277	88
Total investment income	9,879	20,741	4,786	5,955	7,802	6,606	1,600

Expenses
Advisory fees	804	565	951	1,107	1,303	933	137
Administrative fees	419	387	497	581	691	487	83
12b-1 fees (Class A)	559	387	663	776	920	650	83
Licensing fees	63	15	133	291	92	65	17
Legal fees	1	1	1	1	2	1	—
Manager fees	4	3	5	6	7	5	1
Other expenses	4	4	2	7	8	5	1
Total expenses	1,854	1,362	2,252	2,769	3,023	2,146	322
Net investment income	8,025	19,379	2,534	3,186	4,779	4,460	1,278

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	24,920	9,725	102,052	189,802	209,136	111,604	6,620
Affiliated investments	—	—	—	—	—	—	—
Foreign currency related items	—	20	—	(3)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	3,613	(21,478)	(57,197)	(80,998)	(222,094)	(75,315)	(1,618)
Foreign currency related items	—	4	—	—	—	—	1
Net realized and unrealized gain (loss)	28,533	(11,729)	44,855	108,801	(12,958)	36,289	5,003
Net increase (decrease) in net assets from operations	$36,558	$7,650	$47,389	$111,987	$(8,179)	$40,749	$6,281

(a) Income from affiliated investments	$—	$—	$6	$57	$7	$277	$88

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital 25 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund
Investment income
Dividends (a)	$15,135	$69,055	$9,281	$2,652	$3,428	$5,188	$9,706
Foreign taxes withheld	(223)	(1,433)	(606)	—	(3)	—	—
Securities lending (a)	293	1,089	158	149	66	22	203
Total investment income	15,205	68,711	8,833	2,801	3,491	5,210	9,909

Expenses
Advisory fees	1,443	4,698	632	214	713	690	1,744
Administrative fees	769	2,577	327	103	370	358	935
12b-1 fees (Class A)	1,024	3,425	434	137	493	477	1,247
Licensing fees	—	172	51	15	55	54	140
Legal fees	2	6	1	1	1	1	2
Manager fees	8	26	3	1	4	3	9
Other expenses	7	26	8	2	4	3	7
Total expenses	3,253	10,930	1,456	473	1,640	1,586	4,084
Net investment income	11,952	57,781	7,377	2,328	1,851	3,624	5,825

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	165,377	600,942	63,661	2,533	21,722	13,352	20,310
Affiliated investments	—	—	—	—	—	80	—
Foreign currency related items	(2)	6	(4)	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(122,703)	(479,134)	(32,736)	3,117	(16,882)	3,042	94,953
Foreign currency related items	(1)	18	2	—	—	—	—
Net realized and unrealized gain (loss)	42,671	121,832	30,923	5,650	4,840	16,474	115,263
Net increase (decrease) in net assets from operations	$54,623	$179,613	$38,300	$7,978	$6,691	$20,098	$121,088

(a) Income from affiliated investments	$293	$1,089	$158	$149	$66	$71	$203

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Investment income
Dividends (a)	$13,271	$5,216
Foreign taxes withheld	(4)	—
Securities lending (a)	112	61
Total investment income	13,379	5,277

Expenses
Advisory fees	1,702	921
Administrative fees	912	481
12b-1 fees (Class A)	1,215	641
Licensing fees	137	72
Legal fees	2	1
Manager fees	9	5
Other expenses	9	5
Total expenses	3,986	2,126
Net investment income	9,393	3,151

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	14,030	13,993
Affiliated investments	—	—
Foreign currency related items	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	138,119	46,404
Foreign currency related items	—	—
Net realized and unrealized gain (loss)	152,149	60,397
Net increase (decrease) in net assets from operations	$161,542	$63,548

(a) Income from affiliated investments	$112	$61

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2014

	JNL/Mellon Capital Dow 10 Fund	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital Value Line 30 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital NYSE International 25 Fund
Operations
Net investment income	$8,025	$19,379	$2,534	$3,186	$4,779	$4,460	$1,278
Net realized gain	24,920	9,745	102,052	189,799	209,136	111,604	6,620
Net change in unrealized appreciation (depreciation)	3,613	(21,474)	(57,197)	(80,998)	(222,094)	(75,315)	(1,617)
Net increase (decrease) in net assets from operations	36,558	7,650	47,389	111,987	(8,179)	40,749	6,281
Share transactions(1)
Proceeds from the sale of shares
Class A	65,784	45,786	217,354	148,893	90,681	154,643	19,477
Class B	—	—	103	89	80	52	6
Cost of shares redeemed
Class A	(112,610)	(77,232)	(164,336)	(245,360)	(322,605)	(225,023)	(15,281)
Class B	—	—	(52)	(40)	(35)	(185)	(8)
Net increase (decrease) in net assets from share transactions	(46,826)	(31,446)	53,069	(96,418)	(231,879)	(70,513)	4,194
Net increase (decrease) net assets	(10,268)	(23,796)	100,458	15,569	(240,058)	(29,764)	10,475
Net assets beginning of period	584,429	412,489	609,555	805,663	1,053,388	670,965	80,905
Net assets end of period	$574,161	$388,693	$710,013	$821,232	$813,330	$641,201	$91,380
Undistributed net investment income	$—	$—	$4,097	$5,099	$9,248	$7,333	$2,775

(1) Share transactions
Shares sold
Class A	3,815	2,176	11,120	9,540	6,232	10,900	2,733
Class B	—	—	8	12	7	4	1
Shares redeemed
Class A	(6,540)	(3,658)	(8,435)	(16,026)	(22,180)	(15,917)	(2,141)
Class B	—	—	(4)	(5)	(3)	(13)	(1)
Net increase/(decrease)
Class A	(2,725)	(1,482)	2,685	(6,486)	(15,948)	(5,017)	592
Class B	—	—	4	7	4	(9)	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$99,461	$106,621	$451,914	$845,769	$863,772	$472,575	$48,494
Proceeds from sales of securities	139,805	129,176	400,122	940,426	1,091,457	538,025	43,341

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital 25 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund
Operations
Net investment income	$11,952	$57,781	$7,377	$2,328	$1,851	$3,624	$5,825
Net realized gain	165,375	600,948	63,657	2,533	21,722	13,432	20,310
Net change in unrealized appreciation (depreciation)	(122,704)	(479,116)	(32,734)	3,117	(16,882)	3,042	94,953
Net increase (decrease) in net assets from operations	54,623	179,613	38,300	7,978	6,691	20,098	121,088
Share transactions(1)
Proceeds from the sale of shares
Class A	133,613	213,122	47,173	27,041	99,015	114,396	455,832
Class B	39	387	62	8	31	46	307
Cost of shares redeemed
Class A	(167,492)	(456,349)	(56,047)	(23,954)	(132,831)	(106,128)	(213,762)
Class B	(43)	(695)	(136)	(23)	(57)	(31)	(119)
Net increase (decrease) in net assets from share transactions	(33,883)	(243,535)	(8,948)	3,072	(33,842)	8,283	242,258
Net increase (decrease) net assets	20,740	(63,922)	29,352	11,050	(27,151)	28,381	363,346
Net assets beginning of period	1,043,744	3,597,272	435,899	137,096	521,951	472,629	1,050,702
Net assets end of period	$1,064,484	$3,533,350	$465,251	$148,146	$494,800	$501,010	$1,414,048
Undistributed net investment income	$33,370	$128,305	$16,387	$6,088	$4,633	$8,104	$14,330

(1) Share transactions
Shares sold
Class A	6,860	17,696	4,089	5,936	5,806	11,131	21,289
Class B	2	32	5	1	2	5	14
Shares redeemed
Class A	(8,583)	(37,839)	(4,881)	(5,261)	(7,877)	(10,380)	(10,017)
Class B	(2)	(57)	(12)	(5)	(3)	(3)	(6)
Net increase/(decrease)
Class A	(1,723)	(20,143)	(792)	675	(2,071)	751	11,272
Class B	—	(25)	(7)	(4)	(1)	2	8
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$1,019,510	$2,189,994	$300,950	$26,684	$28,333	$52,427	$286,598
Proceeds from sales of securities	1,042,458	2,401,314	304,416	20,903	57,647	36,627	47,067

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Operations
Net investment income (loss)	$9,393	$3,151
Net realized gain (loss)	14,030	13,993
Net change in unrealized appreciation (depreciation)	138,119	46,404
Net increase (decrease) in net assets from operations	161,542	63,548
Share transactions(1)
Proceeds from the sale of shares
Class A	290,809	163,586
Class B	98	28
Cost of shares redeemed
Class A	(182,383)	(116,133)
Class B	(103)	(39)
Net increase (decrease) in net assets from share transactions	108,421	47,442
Net increase (decrease) net assets	269,963	110,990
Net assets beginning of period	1,169,398	608,838
Net assets end of period	$1,439,361	$719,828
Undistributed net investment income	$24,611	$8,223

(1) Share transactions
Shares sold
Class A	8,146	17,463
Class B	3	3
Shares redeemed
Class A	(5,201)	(12,477)
Class B	(3)	(4)
Net increase/(decrease)
Class A	2,945	4,986
Class B	—	(1)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$176,256	$81,891
Proceeds from sales of securities	57,985	34,897

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	JNL/Mellon Capital Dow 10 Fund	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital Value Line 30 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital NYSE International 25 Fund
Operations
Net investment income	$15,029	$17,999	$1,570	$1,535	$4,479	$2,072	$1,501
Net realized gain (loss)	49,276	42,482	50,990	50,430	63,928	55,006	(3,543)
Net change in unrealized appreciation (depreciation)	74,359	(7,550)	118,115	171,732	202,586	121,741	17,200
Net increase in net assets from operations	138,664	52,931	170,675	223,697	270,993	178,819	15,158
Distributions to shareholders
From net investment income
Class A	—	—	(4,166)	(14,308)	(8,302)	(8,986)	(2,590)
Class B	—	—	(4)	(8)	(5)	(9)	(5)
From net realized gains
Class A	—	—	(11,353)	—	(18,865)	(8,362)	—
Class B	—	—	(9)	—	(10)	(8)	—
Total distributions to shareholders	—	—	(15,532)	(14,316)	(27,182)	(17,365)	(2,595)
Share transactions(1)
Proceeds from the sale of shares
Class A	170,275	92,064	201,712	128,536	127,809	217,115	28,179
Class B	—	—	114	39	178	295	17
Proceeds in connection with acquisition
Class A	—	—	—	—	250,155	—	—
Class B	—	—	—	—	—	—	—
Reinvestment of distributions
Class A	—	—	15,519	14,308	27,167	17,348	2,590
Class B	—	—	13	8	15	17	5
Cost of shares redeemed
Class A	(187,303)	(152,272)	(183,062)	(227,135)	(176,029)	(204,666)	(39,978)
Class B	—	—	(230)	(90)	(217)	(320)	(27)
Net increase (decrease) in net assets from share transactions	(17,028)	(60,208)	34,066	(84,334)	229,078	29,789	(9,214)
Net increase (decrease) net assets	121,636	(7,277)	189,209	125,047	472,889	191,243	3,349
Net assets beginning of year	462,793	419,766	420,346	680,616	580,499	479,722	77,556
Net assets end of year	$584,429	$412,489	$609,555	$805,663	$1,053,388	$670,965	$80,905
Undistributed net investment income	$—	$—	$1,563	$1,913	$4,469	$2,873	$1,497

(1) Share transactions
Shares sold
Class A	10,995	4,472	12,132	10,230	9,701	17,327	4,419
Class B	—	—	9	6	15	24	2
Shares issued in connection with acquisition
Class A	—	—	—	—	19,148	—	—
Class B	—	—	—	—	—	—	—
Reinvestment of distributions
Class A	—	—	853	1,033	1,943	1,274	390
Class B	—	—	1	1	1	1	1
Shares redeemed
Class A	(12,149)	(7,396)	(11,281)	(17,789)	(13,259)	(16,332)	(6,428)
Class B	—	—	(17)	(14)	(17)	(27)	(4)
Net increase/(decrease)
Class A	(1,154)	(2,924)	1,704	(6,526)	17,533	2,269	(1,619)
Class B	—	—	(7)	(7)	(1)	(2)	(1)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$230,674	$206,399	$404,455	$721,181	$550,843	$441,907	$46,336
Proceeds from sales of securities	231,643	248,760	386,905	813,495	590,504	426,654	56,513

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital 25 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund
Operations
Net investment income	$21,518	$70,872	$8,910	$3,762	$2,784	$4,495	$8,512
Net realized gain (loss)	99,439	374,782	21,100	9,511	24,799	14,904	22,315
Net change in unrealized appreciation (depreciation)	148,676	475,648	82,218	7,936	93,831	77,713	201,912
Net increase in net assets from operations	269,633	921,302	112,228	21,209	121,414	97,112	232,739
Distributions to shareholders
From net investment income
Class A	(21,899)	(86,845)	(11,474)	(2,691)	(2,624)	(3,328)	(5,619)
Class B	(14)	(277)	(34)	(2)	(1)	(3)	(4)
From net realized gains
Class A	(36,711)	—	—	—	(11,302)	(2,157)	(7,890)
Class B	(22)	—	—	—	(4)	(2)	(6)
Total distributions to shareholders	(58,646)	(87,122)	(11,508)	(2,693)	(13,931)	(5,490)	(13,519)
Share transactions(1)
Proceeds from the sale of shares
Class A	351,592	425,637	66,656	83,423	338,442	290,681	623,409
Class B	128	1,019	124	16	124	53	247
Reinvestment of distributions
Class A	58,610	86,845	11,474	2,691	13,926	5,485	13,509
Class B	36	277	34	2	5	5	10
Cost of shares redeemed
Class A	(255,131)	(872,856)	(116,731)	(70,356)	(166,714)	(151,486)	(238,463)
Class B	(239)	(1,749)	(287)	(21)	(311)	(85)	(196)
Net increase (decrease) in net assets from share transactions	154,996	(360,827)	(38,730)	15,755	185,472	144,653	398,516
Net increase (decrease) net assets	365,983	473,353	61,990	34,271	292,955	236,275	617,736
Net assets beginning of year	677,761	3,123,919	373,909	102,825	228,996	236,354	432,966
Net assets end of year	$1,043,744	$3,597,272	$435,899	$137,096	$521,951	$472,629	$1,050,702
Undistributed net investment income	$21,418	$70,524	$9,010	$3,760	$2,782	$4,480	$8,505

(1) Share transactions
Shares sold
Class A	19,854	38,915	6,627	19,603	22,174	31,798	34,566
Class B	7	94	13	3	9	6	15
Reinvestment of distributions
Class A	3,106	7,397	1,068	623	839	559	679
Class B	2	24	3	1	—	—	—
Shares redeemed
Class A	(14,253)	(80,357)	(11,725)	(16,890)	(10,952)	(16,540)	(13,168)
Class B	(14)	(163)	(29)	(5)	(19)	(9)	(11)
Net increase/(decrease)
Class A	8,707	(34,045)	(4,030)	3,336	12,061	15,817	22,077
Class B	(5)	(45)	(13)	(1)	(10)	(3)	4
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$813,541	$1,965,411	$256,885	$71,848	$244,849	$187,027	$438,829
Proceeds from sales of securities	697,664	2,333,670	297,913	55,759	72,344	45,551	56,089

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Operations
Net investment income	$15,246	$5,082
Net realized gain (loss)	19,049	14,921
Net change in unrealized appreciation (depreciation)	194,508	98,022
Net increase in net assets from operations	228,803	118,025
Distributions to shareholders
From net investment income
Class A	(12,788)	(3,473)
Class B	(21)	(3)
From net realized gains
Class A	(13,549)	(8,986)
Class B	(19)	(6)
Total distributions to shareholders	(26,377)	(12,468)
Share transactions(1)
Proceeds from the sale of shares
Class A	381,125	221,917
Class B	505	49
Reinvestment of distributions
Class A	26,337	12,459
Class B	40	9
Cost of shares redeemed
Class A	(331,504)	(162,525)
Class B	(304)	(81)
Net increase (decrease) in net assets from share transactions	76,199	71,828
Net increase (decrease) net assets	278,625	177,385
Net assets beginning of year	890,773	431,453
Net assets end of year	$1,169,398	$608,838
Undistributed net investment income	$15,218	$5,072

(1) Share transactions
Shares sold
Class A	11,903	27,283
Class B	16	6
Reinvestment of distributions
Class A	788	1,421
Class B	1	1
Shares redeemed
Class A	(10,413)	(20,314)
Class B	(9)	(10)
Net increase/(decrease)
Class A	2,278	8,390
Class B	8	(3)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$167,521	$121,205
Proceeds from sales of securities	104,576	57,697

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Dow 10 Fund
Class A
06/30/2014	$17.15	$0.25	$0.92	$1.17	$—	$—	$18.32	6.82%	$574,161	18%	0.66%	2.87%
12/31/2013	13.14	0.43	3.58	4.01	—	—	17.15	30.52	584,429	43	0.66	2.79
12/31/2012	11.81	0.40	0.93	1.33	—	—	13.14	11.26	462,793	30	0.67	3.11
12/31/2011	10.01	0.35	1.45	1.80	—	—	11.81	17.98	492,059	40	0.67	3.26
12/31/2010	8.03	0.29	1.69	1.98	—	—	10.01	24.66	376,744	60	0.67	3.35
12/31/2009	6.93	0.29	0.81	1.10	—	—	8.03	15.87	338,067	45	0.68	4.37
JNL/Mellon Capital Global 15 Fund
Class A
06/30/2014	21.64	1.05	(0.58)	0.47	—	—	22.11	2.17	388,693	27	0.70	10.01
12/31/2013	19.10	0.88	1.66	2.54	—	—	21.64	13.30 (f)	412,489	49	0.70	4.25
12/31/2012	15.54	0.71	2.85	3.56	—	—	19.10	22.91	419,766	53	0.70	4.13
12/31/2011	16.94	0.67	(2.07)	(1.40)	—	—	15.54	(8.26)	400,363	45	0.70	4.02
12/31/2010	14.77	0.57	1.60	2.17	—	—	16.94	14.69	522,900	63	0.70	3.81
12/31/2009	11.27	0.54	2.96	3.50	—	—	14.77	31.06	571,353	64	0.71	4.39
JNL/Mellon Capital Nasdaq 25 Fund
Class A
06/30/2014	19.00	0.07	1.35	1.42	—	—	20.42	7.47	709,550	60	0.68	0.76
12/31/2013	13.84	0.05	5.62	5.67	(0.14)	(0.37)	19.00	41.10	609,174	79	0.68	0.32
12/31/2012	11.67	0.15	2.15	2.30	(0.03)	(0.10)	13.84	19.66	419,999	78	0.69	1.15
12/31/2011	11.50	0.04	0.19	0.23	(0.06)	—	11.67	1.98	286,871	71	0.69	0.33
12/31/2010	9.83	0.10	1.59	1.69	(0.02)	—	11.50	17.20	209,278	67	0.70	0.95
12/31/2009	7.33	0.04	2.46	2.50	—	—	9.83	34.11	118,145	19	0.72	0.46
Class B
06/30/2014	14.44	0.07	1.03	1.10	—	—	15.54	7.62	463	60	0.48	0.97
12/31/2013	10.60	0.07	4.30	4.37	(0.16)	(0.37)	14.44	41.44	381	79	0.48	0.53
12/31/2012	8.97	0.15	1.63	1.78	(0.05)	(0.10)	10.60	19.75	347	78	0.49	1.49
12/31/2011	8.84	0.04	0.16	0.20	(0.07)	—	8.97	2.27	156	71	0.49	0.49
12/31/2010	7.55	0.09	1.23	1.32	(0.03)	—	8.84	17.48	139	67	0.50	1.15
12/31/2009	5.62	0.04	1.89	1.93	—	—	7.55	34.34	94	19	0.52	0.70
JNL/Mellon Capital Value Line 30 Fund
Class A
06/30/2014	14.61	0.06	2.21	2.27	—	—	16.88	15.54	820,942	108	0.71	0.82
12/31/2013	11.04	0.03	3.80	3.83	(0.26)	—	14.61	34.83	805,458	98	0.72	0.21
12/31/2012	10.12	0.21	0.72	0.93	(0.01)	—	11.04	9.16	680,423	106	0.74	1.96
12/31/2011	13.14	0.01	(3.03)	(3.02)	—	—	10.12	(22.98)	722,540	107	0.74	0.06
12/31/2010	10.79	(0.01)	2.43	2.42	(0.07)	—	13.14	22.45	816,198	100	0.79	(0.06)
12/31/2009	9.44	0.08	1.28	1.36	(0.01)	—	10.79	14.44	629,223	24	0.80	0.80
Class B
06/30/2014	7.22	0.04	1.08	1.12	—	—	8.34	15.51	290	108	0.51	1.05
12/31/2013	5.56	0.03	1.92	1.95	(0.29)	—	7.22	35.33	205	98	0.52	0.41
12/31/2012	5.12	0.12	0.35	0.47	(0.03)	—	5.56	9.25	193	106	0.54	2.16
12/31/2011	6.64	0.01	(1.53)	(1.52)	—	—	5.12	(22.89)	178	107	0.54	0.21
12/31/2010	5.48	0.01	1.24	1.25	(0.09)	—	6.64	22.82	260	100	0.59	0.15
12/31/2009	4.83	0.05	0.64	0.69	(0.04)	—	5.48	14.37	108	24	0.60	1.08

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital S&P 24 Fund
Class A
06/30/2014	$14.83	$0.08	$(0.14)	$(0.06)	$—	$—	$14.77	(0.40)%	$812,784	94%	0.66%	1.04%
12/31/2013	10.85	0.08	4.29	4.37	(0.12)	(0.27)	14.83	40.51	1,052,886	74	0.66	0.60
12/31/2012	10.60	0.16	1.06	1.22	(0.05)	(0.92)	10.85	11.53	580,127	98	0.66	1.42
12/31/2011	10.15	0.07	0.43	0.50	(0.05)	—	10.60	4.91	535,213	85	0.65	0.65
12/31/2010	8.72	0.10	1.35	1.45	(0.02)	—	10.15	16.70	367,430	56	0.66	1.16
12/31/2009	7.36	0.13	1.25	1.38	(0.02)	—	8.72	18.70	138,638	27	0.70	1.61
Class B
06/30/2014	13.13	0.08	(0.13)	(0.05)	—	—	13.08	(0.38)	546	94	0.46	1.28
12/31/2013	9.63	0.09	3.82	3.91	(0.14)	(0.27)	13.13	40.84	502	73	0.46	0.79
12/31/2012	9.50	0.17	0.95	1.12	(0.07)	(0.92)	9.63	11.81	372	98	0.46	1.62
12/31/2011	9.09	0.08	0.39	0.47	(0.06)	—	9.50	5.14	316	85	0.45	0.84
12/31/2010	7.81	0.11	1.20	1.31	(0.03)	—	9.09	16.76	173	56	0.46	1.33
12/31/2009	6.57	0.12	1.14	1.26	(0.02)	—	7.81	19.18	110	27	0.50	1.81
JNL/Mellon Capital S&P SMid 60 Fund
Class A
06/30/2014	13.90	0.10	0.82	0.92	—	—	14.82	6.62	640,669	73	0.66	1.37
12/31/2013	10.43	0.06	3.78	3.84	(0.19)	(0.18)	13.90	36.89	670,340	74	0.66	0.50
12/31/2012	9.93	0.21	1.14	1.35	(0.09)	(0.76)	10.43	13.85	479,241	90	0.66	1.96
12/31/2011	11.33	0.11	(0.98)	(0.87)	(0.08)	(0.45)	9.93	(7.72)	481,692	71	0.65	1.04
12/31/2010	9.39	0.14	1.81	1.95	(0.01)	—	11.33	20.76	377,694	75	0.66	1.38
12/31/2009	5.85	0.03	3.57	3.60	(0.06)	—	9.39	61.59	196,309	40	0.69	0.33
Class B
06/30/2014	13.77	0.11	0.82	0.93	—	—	14.70	6.75	532	73	0.46	1.62
12/31/2013	10.33	0.08	3.75	3.83	(0.21)	(0.18)	13.77	37.17	625	74	0.46	0.66
12/31/2012	9.85	0.32	1.03	1.35	(0.11)	(0.76)	10.33	13.96	481	90	0.46	3.03
12/31/2011	11.22	0.12	(0.95)	(0.83)	(0.09)	(0.45)	9.85	(7.42)	203	71	0.45	1.12
12/31/2010	9.30	0.15	1.78	1.93	(0.01)	—	11.22	20.81	329	75	0.46	1.57
12/31/2009	5.79	0.04	3.54	3.58	(0.07)	—	9.30	61.79	188	40	0.49	0.57
JNL/Mellon Capital NYSE International 25 Fund
Class A
06/30/2014	6.96	0.11	0.41	0.52	—	—	7.48	7.47	91,226	52	0.77	3.05
12/31/2013	5.85	0.13	1.21	1.34	(0.23)	—	6.96	23.12 (f)	80,761	64	0.78	2.06
12/31/2012	5.45	0.19	0.43	0.62	(0.22)	—	5.85	11.69	77,430	78	0.78	3.41
12/31/2011	7.36	0.20	(1.95)	(1.75)	(0.16)	—	5.45	(23.86)	71,733	84	0.77	2.84
12/31/2010	7.35	0.16	0.00	0.16	(0.15)	—	7.36	2.26	101,350	64	0.77	2.21
12/31/2009	5.65	0.19	1.82	2.01	(0.31)	—	7.35	35.56	85,158	43	0.78	2.92
Class B
06/30/2014	6.82	0.11	0.41	0.52	—	—	7.34	7.62	154	52	0.57	3.18
12/31/2013	5.75	0.14	1.18	1.32	(0.25)	—	6.82	23.07 (f)	144	64	0.58	2.30
12/31/2012	5.36	0.20	0.43	0.63	(0.24)	—	5.75	12.02	126	78	0.58	3.59
12/31/2011	7.24	0.22	(1.92)	(1.70)	(0.18)	—	5.36	(23.64)	114	84	0.57	3.13
12/31/2010	7.23	0.17	0.00	0.17	(0.16)	—	7.24	2.45	138	64	0.57	2.38
12/31/2009	5.57	0.20	1.78	1.98	(0.32)	—	7.23	35.60	139	43	0.58	3.14

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital 25 Fund
Class A
06/30/2014	$19.60	$0.23	$0.83	$1.06	$—	$—	$20.66	5.41%	$1,063,814	98%	0.64%	2.33%
12/31/2013	15.21	0.44	5.12	5.56	(0.44)	(0.73)	19.60	36.86 (f)	1,043,106	81	0.64	2.48
12/31/2012	13.26	0.50	1.83	2.33	(0.31)	(0.07)	15.21	17.70	677,199	84	0.64	3.50
12/31/2011	12.50	0.33	0.78	1.11	(0.35)	—	13.26	8.87	588,267	100	0.64	2.48
12/31/2010	10.40	0.36	2.01	2.37	(0.27)	—	12.50	22.85	544,590	109	0.65	3.11
12/31/2009	7.07	0.28	3.46	3.74	(0.41)	—	10.40	52.94	409,737	67	0.65	3.43
Class B
06/30/2014	19.79	0.25	0.84	1.09	—	—	20.88	5.51	670	98	0.44	2.53
12/31/2013	15.34	0.48	5.16	5.64	(0.46)	(0.73)	19.79	37.11 (f)	638	81	0.44	2.67
12/31/2012	13.37	0.54	1.84	2.38	(0.34)	(0.07)	15.34	17.90	562	84	0.44	3.71
12/31/2011	12.59	0.35	0.80	1.15	(0.37)	—	13.37	9.15	501	100	0.44	2.66
12/31/2010	10.46	0.39	2.03	2.42	(0.29)	—	12.59	23.16	423	109	0.45	3.30
12/31/2009	7.11	0.30	3.49	3.79	(0.44)	—	10.46	53.31	253	67	0.45	3.62
JNL/Mellon Capital JNL 5 Fund
Class A
06/30/2014	12.11	0.20	0.45	0.65	—	—	12.76	5.37	3,522,238	63	0.64	3.36
12/31/2013	9.43	0.23	2.75	2.98	(0.30)	—	12.11	31.68 (f)	3,586,432	59	0.64	2.11
12/31/2012	8.23	0.25	1.23	1.48	(0.28)	—	9.43	18.04	3,115,051	67	0.64	2.76
12/31/2011	8.70	0.24	(0.42)	(0.18)	(0.29)	—	8.23	(2.07)	3,037,863	64	0.64	2.78
12/31/2010	7.58	0.24	1.05	1.29	(0.17)	—	8.70	17.11	3,545,906	90	0.64	3.11
12/31/2009	6.33	0.15	1.35	1.50	(0.25)	—	7.58	23.74	3,504,852	28	0.64	2.32
Class B
06/30/2014	12.14	0.21	0.45	0.66	—	—	12.80	5.44	11,112	63	0.44	3.56
12/31/2013	9.45	0.25	2.76	3.01	(0.32)	—	12.14	31.96 (f)	10,840	59	0.44	2.31
12/31/2012	8.25	0.27	1.23	1.50	(0.30)	—	9.45	18.25	8,868	67	0.44	2.97
12/31/2011	8.72	0.26	(0.42)	(0.16)	(0.31)	—	8.25	(1.85)	7,978	64	0.44	2.98
12/31/2010	7.60	0.26	1.05	1.31	(0.19)	—	8.72	17.27	9,381	90	0.44	3.31
12/31/2009	6.34	0.16	1.37	1.53	(0.27)	—	7.60	24.19	8,863	28	0.44	2.51
JNL/Mellon Capital JNL Optimized 5 Fund
Class A
06/30/2014	11.22	0.19	0.82	1.01	—	—	12.23	9.00	464,018	68	0.67	3.39
12/31/2013	8.72	0.22	2.58	2.80	(0.30)	—	11.22	32.28	434,697	65	0.68	2.23
12/31/2012	7.85	0.26	0.86	1.12	(0.25)	—	8.72	14.31	372,864	68	0.68	3.12
12/31/2011	8.89	0.22	(1.09)	(0.87)	(0.17)	—	7.85	(9.84)	356,585	77	0.68	2.46
12/31/2010	7.97	0.17	0.92	1.09	(0.17)	—	8.89	13.67	497,065	95	0.69	2.13
12/31/2009	5.92	0.12	2.11	2.23	(0.18)	—	7.97	37.72	458,245	19	0.70	1.73
Class B
06/30/2014	11.16	0.20	0.81	1.01	—	—	12.17	9.05	1,233	68	0.47	3.59
12/31/2013	8.67	0.24	2.57	2.81	(0.32)	—	11.16	32.58	1,202	65	0.48	2.44
12/31/2012	7.81	0.28	0.85	1.13	(0.27)	—	8.67	14.52	1,045	68	0.48	3.33
12/31/2011	8.86	0.23	(1.09)	(0.86)	(0.19)	—	7.81	(9.77)	836	77	0.48	2.68
12/31/2010	7.93	0.19	0.92	1.11	(0.18)	—	8.86	14.04	1,048	95	0.49	2.32
12/31/2009	5.89	0.13	2.11	2.24	(0.20)	—	7.93	38.00	953	19	0.50	1.91

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Communications Sector Fund
Class A
06/30/2014	$4.55	$0.08	$0.18	$0.26	$—	$—	$4.81	5.71%	$148,047	15%	0.69%	3.39%
12/31/2013	3.84	0.14	0.66	0.80	(0.09)	—	4.55	21.02	136,987	48	0.70	3.21
12/31/2012	3.26	0.12	0.54	0.66	(0.08)	—	3.84	20.34	102,731	59	0.70	3.31
12/31/2011	3.47	0.12	(0.23)	(0.11)	(0.10)	—	3.26	(3.19)	59,255	42	0.71	3.45
12/31/2010	2.89	0.11	0.54	0.65	(0.07)	—	3.47	22.53	63,680	50	0.72	3.70
12/31/2009	2.39	0.11	0.50	0.61	(0.11)	—	2.89	25.59	40,864	31	0.72	4.17
Class B
06/30/2014	4.35	0.08	0.17	0.25	—	—	4.60	5.75	99	15	0.49	3.60
12/31/2013	3.67	0.14	0.64	0.78	(0.10)	—	4.35	21.34	109	48	0.50	3.44
12/31/2012	3.11	0.13	0.52	0.65	(0.09)	—	3.67	20.83	94	59	0.50	3.75
12/31/2011	3.32	0.12	(0.23)	(0.11)	(0.10)	—	3.11	(3.18)	107	42	0.51	3.73
12/31/2010	2.77	0.11	0.51	0.62	(0.07)	—	3.32	22.55	153	50	0.52	3.84
12/31/2009	2.29	0.11	0.49	0.60	(0.12)	—	2.77	26.12	110	31	0.52	4.34
JNL/Mellon Capital Consumer Brands Sector Fund
Class A
06/30/2014	17.25	0.06	0.25	0.31	—	—	17.56	1.80	494,626	6	0.67	0.75
12/31/2013	12.58	0.12	5.03	5.15	(0.09)	(0.39)	17.25	41.11	521,754	20	0.67	0.76
12/31/2012	10.53	0.19	2.28	2.47	(0.05)	(0.37)	12.58	23.47	228,728	29	0.68	1.53
12/31/2011	9.93	0.10	0.55	0.65	(0.05)	—	10.53	6.53	112,726	36	0.70	0.99
12/31/2010	8.12	0.08	1.77	1.85	(0.04)	—	9.93	22.76	78,065	30	0.71	0.91
12/31/2009	6.13	0.07	1.96	2.03	(0.04)	—	8.12	33.14	34,896	27	0.72	1.08
Class B
06/30/2014	17.47	0.08	0.25	0.33	—	—	17.80	1.89	174	6	0.47	0.96
12/31/2013	12.72	0.13	5.11	5.24	(0.10)	(0.39)	17.47	41.38	197	20	0.47	0.86
12/31/2012	10.63	0.20	2.32	2.52	(0.06)	(0.37)	12.72	23.72	268	29	0.48	1.67
12/31/2011	10.01	0.12	0.56	0.68	(0.06)	—	10.63	6.79	166	36	0.50	1.16
12/31/2010	8.18	0.09	1.78	1.87	(0.04)	—	10.01	22.92	150	30	0.51	1.08
12/31/2009	6.17	0.09	1.97	2.06	(0.05)	—	8.18	33.41	109	27	0.52	1.31
JNL/Mellon Capital Financial Sector Fund
Class A
06/30/2014	10.22	0.08	0.36	0.44	—	—	10.66	4.31	500,627	8	0.67	1.52
12/31/2013	7.76	0.11	2.47	2.58	(0.07)	(0.05)	10.22	33.35	472,278	13	0.67	1.24
12/31/2012	6.21	0.11	1.51	1.62	(0.07)	—	7.76	26.12	236,065	32	0.68	1.54
12/31/2011	7.19	0.08	(1.01)	(0.93)	(0.05)	—	6.21	(12.89)	160,983	31	0.68	1.23
12/31/2010	6.41	0.06	0.80	0.86	(0.08)	—	7.19	13.49	182,141	24	0.69	0.86
12/31/2009	5.48	0.10	0.92	1.02	(0.09)	—	6.41	18.62	147,124	22	0.70	1.79
Class B
06/30/2014	10.21	0.09	0.36	0.45	—	—	10.66	4.41	383	8	0.47	1.72
12/31/2013	7.75	0.13	2.46	2.59	(0.08)	(0.05)	10.21	33.52	351	13	0.47	1.42
12/31/2012	6.19	0.12	1.52	1.64	(0.08)	—	7.75	26.56	289	32	0.48	1.74
12/31/2011	7.17	0.10	(1.01)	(0.91)	(0.07)	—	6.19	(12.76)	225	31	0.48	1.43
12/31/2010	6.39	0.07	0.80	0.87	(0.09)	—	7.17	13.68	247	24	0.49	1.05
12/31/2009	5.46	0.11	0.92	1.03	(0.10)	—	6.39	18.80	236	22	0.50	2.05

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Healthcare Sector Fund
Class A
06/30/2014	$20.32	$0.10	$2.03	$2.13	$—		$—	$22.45	10.48%	$1,413,049	4%	0.66%	0.93%
12/31/2013	14.61	0.21	5.77	5.98	(0.11)		(0.16)	20.32	40.99	1,049,978	8	0.66	1.14
12/31/2012	12.48	0.22	2.09	2.31	(0.11)		(0.07)	14.61	18.47	432,499	13	0.67	1.57
12/31/2011	11.35	0.17	1.06	1.23	(0.10)		—	12.48	10.88	271,364	27	0.68	1.40
12/31/2010	11.04	0.15	0.28	0.43	(0.12)		—	11.35	3.88	170,516	17	0.69	1.31
12/31/2009	9.53	0.13	1.87	2.00	(0.13)		(0.36)	11.04	20.97	160,212	29	0.70	1.37
Class B
06/30/2014	20.35	0.12	2.04	2.16	—		—	22.51	10.61	999	4	0.46	1.14
12/31/2013	14.62	0.24	5.78	6.02	(0.13)		(0.16)	20.35	41.20	724	8	0.46	1.35
12/31/2012	12.47	0.25	2.10	2.35	(0.13)		(0.07)	14.62	18.77	467	13	0.47	1.76
12/31/2011	11.33	0.19	1.07	1.26	(0.12)		—	12.47	11.13	302	27	0.48	1.59
12/31/2010	11.01	0.17	0.28	0.45	(0.13)		—	11.33	4.13	281	17	0.49	1.52
12/31/2009	9.51	0.15	1.86	2.01	(0.15)		(0.36)	11.01	21.12	247	29	0.50	1.56
JNL/Mellon Capital Oil & Gas Sector Fund
Class A
06/30/2014	34.53	0.27	4.30	4.57	—		—	39.10	13.23	1,437,474	5	0.66	1.54
12/31/2013	28.21	0.47	6.65	7.12	(0.39)		(0.41)	34.53	25.34	1,167,730	10	0.66	1.48
12/31/2012	27.43	0.40	0.79	1.19	(0.31)		(0.10)	28.21	4.35	889,620	14	0.66	1.44
12/31/2011	26.76	0.32	0.56	0.88	(0.21)		—	27.43	3.27	864,716	14	0.66	1.14
12/31/2010	22.67	0.28	4.04	4.32	(0.23)		—	26.76	19.11	656,024	14	0.67	1.26
12/31/2009	20.47	0.30	3.76	4.06	(0.20)		(1.66)	22.67	19.97	481,777	19	0.67	1.39
Class B
06/30/2014	34.99	0.31	4.36	4.67	—		—	39.66	13.35	1,887	5	0.46	1.75
12/31/2013	28.56	0.54	6.74	7.28	(0.44)		(0.41)	34.99	25.62	1,668	10	0.46	1.66
12/31/2012	27.77	0.47	0.78	1.25	(0.36)		(0.10)	28.56	4.53	1,153	14	0.46	1.64
12/31/2011	27.06	0.38	0.57	0.95	(0.24)		—	27.77	3.50	1,132	14	0.46	1.34
12/31/2010	22.90	0.33	4.10	4.43	(0.27)		—	27.06	19.37	1,082	14	0.47	1.45
12/31/2009	20.66	0.34	3.81	4.15	(0.25)		(1.66)	22.90	20.22	886	19	0.47	1.57
JNL/Mellon Capital Technology Sector Fund
Class A
06/30/2014	9.12	0.05	0.87	0.92	—		—	10.04	10.09	719,420	5	0.66	0.98
12/31/2013	7.39	0.08	1.84	1.92	(0.05)		(0.14)	9.12	26.18	608,457	12	0.67	1.05
12/31/2012	7.03	0.06	0.72	0.78	(0.02)		(0.40)	7.39	11.23	431,124	20	0.67	0.80
12/31/2011	7.22	0.03	(0.05)	(0.02)	(0.01)		(0.16)	7.03	(0.33)	336,473	26	0.67	0.36
12/31/2010	6.45	0.02	0.76	0.78	(0.01)		—	7.22	12.11	292,219	34	0.68	0.26
12/31/2009	3.94	0.02	2.49	2.51	(0.00	)(e)	—	6.45	63.82	246,091	25	0.69	0.31
Class B
06/30/2014	9.24	0.06	0.87	0.93	—		—	10.17	10.06	408	5	0.46	1.19
12/31/2013	7.48	0.10	1.87	1.97	(0.07)		(0.14)	9.24	26.46	381	12	0.47	1.25
12/31/2012	7.10	0.08	0.73	0.81	(0.03)		(0.40)	7.48	11.57	329	20	0.47	0.99
12/31/2011	7.29	0.04	(0.05)	(0.01)	(0.02)		(0.16)	7.10	(0.18)	305	26	0.47	0.54
12/31/2010	6.51	0.03	0.77	0.80	(0.02)		—	7.29	12.26	451	34	0.48	0.45
12/31/2009	3.97	0.03	2.52	2.55	(0.01)		—	6.51	64.21	404	25	0.49	0.55

(a)         Calculated using the average shares method.

(b)         Annualized for periods less than one year.

(c)          Total return assumes reinvestment of all distributions for the period.  Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)         Not annualized for periods of less than one year.

(e)          Amount represents less than $0.005.

(f)            Total return for the Fund includes class action settlement proceeds.  The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows:  JNL/Mellon Capital Global 15 Fund - 13.19%; JNL/Mellon Capital NYSE International 25 Fund - 22.94% and 22.89%; JNL/Mellon Capital 25 Fund - 36.79% and 37.04%; JNL/Mellon Capital JNL 5 Fund - 31.57% and 31.85%.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2014

NOTE 1.  ORGANIZATION

The JNL Variable Fund LLC is a limited liability company organized under the laws of Delaware, by an Operating Agreement dated February 11, 1999, as amended December 13, 2001.  The JNL Variable Fund LLC includes the following sixteen (16) separate Funds, (each a “Fund”, and collectively, “Funds”), each sub-advised by Mellon Capital Management Corporation:  JNL/Mellon Capital Dow 10 Fund, JNL/Mellon Capital Global 15 Fund, JNL/Mellon Capital Nasdaq 25 Fund, JNL/Mellon Capital Value Line 30 Fund, JNL/Mellon Capital S&P 24 Fund, JNL/Mellon Capital S&P SMid 60 Fund, JNL/Mellon Capital NYSE International 25 Fund, JNL/Mellon Capital 25 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital JNL Optimized 5 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund and JNL/Mellon Capital Technology Sector Fund.  The composition of portfolios for certain Funds is determined on an annual basis utilizing stock selection criteria described in the Funds’ prospectus.  The Funds are registered with the U.S. Securities and Exchange Commission (“SEC”) as non-diversified funds under the Investment Company Act of 1940, as amended (“1940 Act”).

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to each of the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  Shares are presently offered to Jackson, Jackson National Life Insurance Company of New York, and affiliated separate accounts to fund the benefits of variable annuity and variable life policies.  Shares are also sold to qualified and non-qualified retirement plans as well as certain affiliated “funds of funds”.

All Funds, except for JNL/Mellon Capital Dow 10 Fund and JNL/Mellon Capital Global 15 Fund, are regulated investment companies (each a “RIC Fund”) and offer Class A and Class B shares.  The two classes differ principally in applicable 12b-1 fees.  Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes.  Each share class also has different voting rights on matters affecting a single class.  No class has preferential dividend rights.  JNL/Mellon Capital Dow 10 Fund and JNL/Mellon Capital Global 15 Fund are each a limited liability company with its interests solely owned by Jackson National Separate Account-I.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation - Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Funds and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Funds’ Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Funds’ Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2014

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP.  For all the RIC Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains, if any, for the RIC Funds will be distributed at least annually, to the extent they exceed available capital loss carryforwards.  For all other Funds, no distributions of net investment income or realized capital gains are required; therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available.  Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations.  Interest income is accrued daily.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Funds that are directly attributable to a specific Fund are charged to that Fund.  Expenses attributable to a specific class of shares are charged to that class.  Other Fund level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Funds may enter into contracts with service providers that contain a variety of representations which provide general indemnifications for certain liabilities.  Under the Funds’ organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  Each Fund’s maximum exposure under these arrangements is unknown.  However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3.  FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2014

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate the valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities (in thousands) as of June 30, 2014 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Dow 10 Fund
Common Stocks	$572,583	$—	$—	$572,583
Short Term Investments	1,153	—	—	1,153
Fund Total	$573,736	$—	$—	$573,736
JNL/Mellon Capital Global 15 Fund
Common Stocks	$170,070	$215,048	$—	$385,118
Fund Total	$170,070	$215,048	$—	$385,118
JNL/Mellon Capital Nasdaq 25 Fund
Common Stocks	$705,503	$—	$—	$705,503
Short Term Investments	10,723	—	—	10,723
Fund Total	$716,226	$—	$—	$716,226
JNL/Mellon Capital Value Line 30 Fund
Common Stocks	$819,590	$—	$—	$819,590
Short Term Investments	27,144	—	—	27,144
Fund Total	$846,734	$—	$—	$846,734
JNL/Mellon Capital S&P 24 Fund
Common Stocks	$812,591	$—	$—	$812,591
Short Term Investments	2,557	—	—	2,557
Fund Total	$815,148	$—	$—	$815,148
JNL/Mellon Capital S&P SMid 60 Fund
Common Stocks	$640,558	$—	$—	$640,558
Short Term Investments	49,075	—	—	49,075
Fund Total	$689,633	$—	$—	$689,633
JNL/Mellon Capital NYSE International 25 Fund
Common Stocks	$91,269	$—	$—	$91,269
Short Term Investments	23,823	—	—	23,823
Fund Total	$115,092	$—	$—	$115,092
JNL/Mellon Capital 25 Fund
Common Stocks	$1,060,795	$—	$—	$1,060,795
Short Term Investments	35,836	—	—	35,836
Fund Total	$1,096,631	$—	$—	$1,096,631
JNL/Mellon Capital JNL 5 Fund
Common Stocks	$3,146,942	$374,071	$—	$3,521,013
Short Term Investments	153,884	—	—	153,884
Fund Total	$3,300,826	$374,071	$—	$3,674,897
JNL/Mellon Capital JNL Optimized 5 Fund
Common Stocks	$323,565	$140,788	$—	$464,353
Short Term Investments	12,925	—	—	12,925
Fund Total	$336,490	$140,788	$—	$477,278
JNL/Mellon Capital Communications Sector Fund
Common Stocks	$139,132	$—	$—	$139,132
Investment Companies	8,185	—	—	8,185
Short Term Investments	17,056	—	—	17,056
Fund Total	$164,373	$—	$—	$164,373
JNL/Mellon Capital Consumer Brands Sector Fund
Common Stocks	$495,719	$—	$—	$495,719
Short Term Investments	14,735	—	—	14,735
Fund Total	$510,454	$—	$—	$510,454

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Financial Sector Fund
Common Stocks	$502,040	$—	$—	$502,040
Short Term Investments	11,321	—	—	11,321
Fund Total	$513,361	$—	$—	$513,361
JNL/Mellon Capital Healthcare Sector Fund
Common Stocks	$1,409,762	$—	$—	$1,409,762
Short Term Investments	34,473	—	—	34,473
Fund Total	$1,444,235	$—	$—	$1,444,235
JNL/Mellon Capital Oil & Gas Sector Fund
Common Stocks	$1,436,330	$—	$—	$1,436,330
Short Term Investments	37,169	—	—	37,169
Fund Total	$1,473,499	$—	$—	$1,473,499
JNL/Mellon Capital Technology Sector Fund
Common Stocks	$716,189	$—	$—	$716,189
Short Term Investments	13,717	—	—	13,717
Fund Total	$729,906	$—	$—	$729,906

The Fund recognizes transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 during the period.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at June 30, 2014.

NOTE 4.  INVESTMENTS AND RISKS

Securities Lending and Securities Lending Collateral - A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and per the securities lending agreement is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable upon return of securities loaned.  The investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as investment - at value on the Statements of Assets and Liabilities.  The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities.  A Fund is indemnified by its securities lending agent for insufficient collateral obtained from the borrower.  Each Fund’s net exposure to the borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Funds.  The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S. governments or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

Industry Concentration Risk - A Fund may concentrate its investments in a particular industry.  Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2014

others.  To the extent that a Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

NOTE 5.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee - Each Fund has an investment advisory and management agreement with JNAM, whereby, JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid to Mellon Capital Management Corporation as compensation for sub-advisory services.  The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

Assets	Annual Rate
$0 to $50 million	0.34%
$50 million to $100 million	0.31
$100 million to $750 million	0.28
Over $750 million	0.27

Administrative Fee - JNAM also serves as the “Administrator” to the Funds.  The Funds pay an annual administrative fee of 0.15% of the average daily net assets of each Fund, accrued daily and paid monthly, except for the JNL/Mellon Capital Global 15 Fund and the JNL/Mellon Capital NYSE International 25 Fund, which each pay an annual administrative fee of 0.20% of the average daily net assets.

In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers, and a portion of the costs associated with the Chief Compliance Officer.

Rule 12b-1 Fee - The Funds adopted a Distribution Plan under the provisions of Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A shares (through the sale of variable insurance products funded by the Funds).  Jackson National Life Distributors LLC (“JNLD”), a wholly-owned subsidiary of Jackson, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares.  JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries.  The maximum annual Rule 12b-1 fee allowed is 0.20% of the average daily net assets attributable to the Class A shares.  Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in the Statements of Operations.

Deferred Compensation Plan - Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Managers may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Manager.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Liabilities related to deferred balances are included in payable for manager fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in manager fees set forth in the Statements of Operations.

Investments in Affiliates - During the period ended June 30, 2014, certain Funds invested in a money market fund which is managed by the Adviser.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser.  The total value and cost of such affiliated investments are disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

NOTE 6.  BORROWING ARRANGEMENTS

The Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders.  The Funds participate in the SCA with other funds managed by JNAM and Curian in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. Effective June 6, 2014, the Funds may borrow up to the lesser of $450,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA.  Prior to June 6, 2014, the amount available under the facility was $300,000,000.  Interest on borrowings is payable at the Federal Funds Rate plus the amount by which the one month London Interbank Offer Rate (“LIBOR”) exceeds the Federal Funds rate plus 1.00% on an annualized basis.  The Funds pay an annual commitment fee of 0.075% of the available commitments and an

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2014

annual administration fee to JPM Chase.  These expenses are allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating Funds’ total net assets.  No amounts were borrowed under the facility during the period. The fees are included in other expenses in each Fund’s Statement of Operations.

NOTE 7.  INCOME TAX MATTERS

JNL/Mellon Capital Dow 10 Fund and JNL/Mellon Capital Global 15 Fund are each a limited liability company with its interests owned by a single entity:  Jackson National Separate Account-I.  Accordingly, such Funds are not considered separate entities for federal income tax purposes, and therefore, are taxed as part of the operations of Jackson.

Each RIC Fund is a separate taxpayer for federal income tax purposes.  Each RIC Fund intends to qualify as a regulated investment company and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest, dividends, and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands).  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, and distribution adjustments.  These reclassifications have no impact on net assets.

At December 31, 2013, the Funds’ last fiscal year end, the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains.  Details of the capital loss carryfowards (in thousands) are listed in the table below.  Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		No Expiration
	Year(s) of Expiration	Amount	Short Term	Long Term	Total
JNL/Mellon Capital Value Line 30 Fund	2017	$313,232	$120,649	$—	$433,881
JNL/Mellon Capital NYSE International 25 Fund	2016,2017	20,164	7,161	20,347	47,672
JNL/Mellon Capital JNL 5 Fund	2017	1,408,741	—	—	1,408,741
JNL/Mellon Capital JNL Optimized 5 Fund	2017	109,238	—	—	109,238
JNL/Mellon Capital Communications Sector Fund	2018	2,448	—	—	2,448

At December 31, 2013, the Funds’ last fiscal year end, the Funds had no capital, currency and/or PFIC mark-to-market losses realized after October 31, 2013 (“Post-October losses”).

As of June 30, 2014, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Nasdaq 25 Fund	$605,852	$114,307	$(3,933)	$110,374
JNL/Mellon Capital Value Line 30 Fund	733,400	122,642	(9,308)	113,334
JNL/Mellon Capital S&P 24 Fund	780,666	53,703	(19,221)	34,482
JNL/Mellon Capital S&P SMid 60 Fund	609,312	99,461	(19,140)	80,321
JNL/Mellon Capital NYSE International 25 Fund	110,543	9,409	(4,860)	4,549
JNL/Mellon Capital 25 Fund	1,032,162	94,561	(30,092)	64,469
JNL/Mellon Capital JNL 5 Fund	3,303,535	489,690	(118,328)	371,362
JNL/Mellon Capital JNL Optimized 5 Fund	419,237	68,205	(10,164)	58,041
JNL/Mellon Capital Communications Sector Fund	150,563	23,173	(9,363)	13,810
JNL/Mellon Capital Consumer Brands Sector Fund	412,558	106,869	(8,973)	97,896
JNL/Mellon Capital Financial Sector Fund	442,014	76,772	(5,425)	71,347
JNL/Mellon Capital Healthcare Sector Fund	1,106,685	350,493	(12,943)	337,550
JNL/Mellon Capital Oil & Gas Sector Fund	1,103,953	388,173	(18,627)	369,546
JNL/Mellon Capital Technology Sector Fund	550,338	188,994	(9,426)	179,568

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2014

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2013 was as follows:

	Net Ordinary Income *	Long-term Capital Gain
JNL/Mellon Capital Nasdaq 25 Fund	$4,170	$11,362
JNL/Mellon Capital Value Line 30 Fund	14,316	—
JNL/Mellon Capital S&P 24 Fund	18,255	8,927
JNL/Mellon Capital S&P SMid 60 Fund	13,264	4,101
JNL/Mellon Capital NYSE International 25 Fund	2,595	—
JNL/Mellon Capital 25 Fund	55,902	2,744
JNL/Mellon Capital JNL 5 Fund	87,122	—
JNL/Mellon Capital JNL Optimized 5 Fund	11,508	—
JNL/Mellon Capital Communications Sector Fund	2,693	—
JNL/Mellon Capital Consumer Brands Sector Fund	3,328	10,603
JNL/Mellon Capital Financial Sector Fund	3,331	2,159
JNL/Mellon Capital Healthcare Sector Fund	7,864	5,655
JNL/Mellon Capital Oil & Gas Sector Fund	14,113	12,264
JNL/Mellon Capital Technology Sector Fund	3,476	8,992

*   Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2010, 2011, 2012 and 2013, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2014.

NOTE 8.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

JNL Variable Fund LLC (Unaudited)

Additional Disclosures

June 30, 2014

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account.  Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the U.S. Securities and Exchange Commission (“SEC”) requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Annualized Expense Ratios	Expenses Paid During Period
JNL/Mellon Capital Dow 10 Fund
Class A	$1,000.00	$1,068.20	0.66%	$3.38	$1,000.00	$1,021.50	0.66%	$3.31
JNL/Mellon Capital Global 15 Fund
Class A	1,000.00	1,021.70	0.70	3.51	1,000.00	1,021.31	0.70	3.51
JNL/Mellon Capital Nasdaq 25 Fund
Class A	1,000.00	1,074.70	0.68	3.50	1,000.00	1,021.42	0.68	3.41
Class B	1,000.00	1,076.20	0.48	2.47	1,000.00	1,022.42	0.48	2.41
JNL/Mellon Capital Value Line 30 Fund
Class A	1,000.00	1,155.40	0.71	3.79	1,000.00	1,021.25	0.71	3.56
Class B	1,000.00	1,155.10	0.51	2.73	1,000.00	1,022.25	0.51	2.56
JNL/Mellon Capital S&P 24 Fund
Class A	1,000.00	996.00	0.66	3.27	1,000.00	1,021.52	0.66	3.31
Class B	1,000.00	996.20	0.46	2.28	1,000.00	1,022.51	0.46	2.31
JNL/Mellon Capital S&P SMid 60 Fund
Class A	1,000.00	1,066.20	0.66	3.38	1,000.00	1,021.52	0.66	3.31
Class B	1,000.00	1,067.50	0.46	2.36	1,000.00	1,022.51	0.46	2.31
JNL/Mellon Capital NYSE International 25 Fund
Class A	1,000.00	1,074.70	0.77	3.96	1,000.00	1,020.97	0.77	3.86
Class B	1,000.00	1,076.20	0.57	2.93	1,000.00	1,021.97	0.57	2.86
JNL/Mellon Capital 25 Fund
Class A	1,000.00	1,054.10	0.64	3.21	1,000.00	1,021.62	0.64	3.21
Class B	1,000.00	1,055.10	0.44	2.19	1,000.00	1,022.61	0.44	2.21
JNL/Mellon Capital JNL 5 Fund
Class A	1,000.00	1,053.70	0.64	3.26	1,000.00	1,021.62	0.64	3.21
Class B	1,000.00	1,054.40	0.44	2.24	1,000.00	1,022.61	0.44	2.21
JNL/Mellon Capital JNL Optimized 5 Fund
Class A	1,000.00	1,090.00	0.67	3.47	1,000.00	1,021.47	0.67	3.36
Class B	1,000.00	1,090.50	0.47	2.44	1,000.00	1,022.46	0.47	2.36
JNL/Mellon Capital Communications Sector Fund
Class A	1,000.00	1,057.10	0.69	3.52	1,000.00	1,021.38	0.69	3.46
Class B	1,000.00	1,057.50	0.49	2.50	1,000.00	1,022.38	0.49	2.46
JNL/Mellon Capital Consumer Brands Sector Fund
Class A	1,000.00	1,018.00	0.67	3.35	1,000.00	1,021.47	0.67	3.36
Class B	1,000.00	1,018.90	0.47	2.35	1,000.00	1,022.46	0.47	2.36
JNL/Mellon Capital Financial Sector Fund
Class A	1,000.00	1,043.10	0.67	3.39	1,000.00	1,021.47	0.67	3.36
Class B	1,000.00	1,044.10	0.47	2.38	1,000.00	1,022.46	0.47	2.36
JNL/Mellon Capital Healthcare Sector Fund
Class A	1,000.00	1,104.80	0.66	3.44	1,000.00	1,021.52	0.66	3.31
Class B	1,000.00	1,106.10	0.46	2.40	1,000.00	1,022.51	0.46	2.31
JNL/Mellon Capital Oil & Gas Sector Fund
Class A	1,000.00	1,132.30	0.66	3.49	1,000.00	1,021.52	0.66	3.31
Class B	1,000.00	1,133.50	0.46	2.43	1,000.00	1,022.51	0.46	2.31
JNL/Mellon Capital Technology Sector Fund
Class A	1,000.00	1,100.90	0.66	3.44	1,000.00	1,021.52	0.66	3.31
Class B	1,000.00	1,100.60	0.46	2.40	1,000.00	1,022.51	0.46	2.31

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record.  A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Variable Fund LLC, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (“FUND”)

The interested Manager and the Officers of the Fund or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers.  The following persons, who are independent Managers of the Fund, received from the Fund the compensation amounts indicated for the services as such for the six-month period ended June 30, 2014:

MANAGER	AGGREGATE COMPENSATION FROM THE JNL VARIABLE FUND(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM JNL VARIABLE FUND AND FUND COMPLEX
Michael Bouchard	$10,600	$0	$0	$115,000
Ellen Carnahan	$10,831	$0	$0	$117,500	(3)
William J. Crowley, Jr.(2)	$12,444	$0	$0	$135,000	(4)
Michelle Engler	$10,600	$0	$0	$115,000
John Gillespie	$9,909	$0	$0	$107,500
Richard McLellan	$10,139	$0	$0	$110,000
William R. Rybak	$11,292	$0	$0	$122,500
Edward Wood	$10,831	$0	$0	$117,500	(5)
Patricia Woodworth	$9,909	$0	$0	$107,500

(1)             The fees paid to the independent Managers are paid for combined service on the Boards of the Fund, JNL Investors Series Trust, JNL Series Trust, and JNL Strategic Income Fund LLC.  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Managers are $1,047,500.

(2)             Mr. Crowley is an ex officio member of the Governance Committee.  Therefore, he does not receive any compensation as a member of the Governance Committee.

(3)             Amount includes $58,750 deferred by Ms. Carnahan.

(4)             Amount includes  $108,000  deferred by Mr. Crowley.

(5)             Amount includes $117,500 deferred by Mr. Wood.

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Variable Fund, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

JNL VARIABLE FUND LLC (“JNL VARIABLE FUND”)

APPROVAL OF THE FUND’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Managers of the JNL Variable Fund (“Board”) oversees the management of the JNL Variable Fund and its separate Funds (each a “Fund” and collectively, the “Funds”) and, as required by law, determines annually whether to approve the advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”), and with the Fund’s Sub-Adviser (“Sub-Advisory Agreement” and, collectively with the Advisory Agreement, the “Agreements”).

At meetings on May 12, 2014 and June 2-4, 2014, the Board, including all of the independent managers, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (“Independent Managers”), considered information relating to the continuation of these Agreements.  In advance of the meetings, independent legal counsel for the Independent Managers requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration.  At the conclusion of the Board’s discussion, the Board approved the Agreements through June 30, 2015.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) cost of services of each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the JNL Variable Fund.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Managers, concluded that the Agreements are in the best interests of the shareholders of the applicable Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the Sub-Adviser.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Adviser pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Fund.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Fund, including the Fund’s distributor, transfer agent, and custodian.  With respect to JNAM’s oversight of the Sub-Adviser, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Adviser.  The Board also considered the investment sub-advisory services to be provided by the Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, to approve the Sub-Advisory Agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and the Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Adviser’s portfolio managers who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to JNAM’s and the Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and the Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Adviser from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services to be provided by JNAM under the Advisory Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by the Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund as described in quarterly reports prepared by management.  The Board noted that the Adviser reviews with the Board on a quarterly basis detailed information about each Fund’s performance results and investment strategies.  The Board also considered the gross performance of each Fund, including how the Fund performed versus its primary benchmark index (“benchmark”) or a relevant custom benchmark.  This consideration was based on JNAM’s assertion that the custom benchmark is, in some circumstances, a more meaningful source of comparative information than a broad-based benchmark index for certain Funds that use a limited or unique investment focus.  The performance reviewed by the Board was for periods ended on December 31, 2013 (unless otherwise noted).  When available, the Board considered one-, three-, five-, and ten-year performance.

JNL/Mellon Capital DowSM 10 Fund.  The Board considered that the Fund outperformed its custom benchmark for the five-year period, but underperformed its custom benchmark for the one- and three-year periods.  The Board also noted that as of March 31, 2014 the Fund’s performance equaled the custom benchmark for the three-month period. The Board also considered the Fund’s unique investment mandate and information from the Adviser indicating that the Fund is managed in a manner consistent with that mandate.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Global 15 Fund.  The Board considered that the Fund outperformed its custom benchmark for the three-year period, though it underperformed its custom benchmark for the one- and five-year periods.  The Board noted, however, the Fund’s unique investment mandate and considered information from the Adviser indicating that the Fund is managed in a manner consistent with that mandate.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital 25 Fund.  The Board considered that the Fund outperformed its custom benchmark for the one-, three- and five-year periods.  The Board noted the Fund’s unique investment mandate and considered information from the Adviser indicating that the Fund is managed in a manner consistent with that mandate.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Nasdaq® 25 Fund.  The Board considered that the Fund outperformed its custom benchmark for the five-year period and equaled its custom benchmark for the three-year period, though it underperformed its custom benchmark for the one-year period.  The Board noted the Fund’s unique investment mandate and considered information from the Adviser indicating that the Fund is managed in a manner consistent with that mandate.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Value Line® 30 Fund.  The Board noted that the Fund outperformed its custom benchmark for the one-, three- and five-year periods.  The Board also noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital S&P® 24 Fund.  The Board considered that the Fund outperformed its custom benchmark for the one- and five-year periods, though it underperformed its custom benchmark for the three-year period.  The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital JNL 5 Fund.  The Board considered that the Fund outperformed its custom benchmark for the one-, three- and five-year periods.  The Board also noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital JNL Optimized 5 Fund.  The Board considered that the Fund outperformed its custom benchmark for all periods. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital S&P® SMid 60 Fund.  The Board considered that the Fund underperformed its custom benchmark by only 4 basis points (gross of fees) for the one-year period, though it underperformed the custom benchmark for the three- and five-year periods.  The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital NYSE® International 25 Fund.  The Board considered that the Fund outperformed its custom benchmark for the one-, three- and five-year periods.  The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Communications Sector Fund.  The Board considered that the Fund outperformed its benchmark for all periods.  The Board also noted the Fund is limited by diversification requirements under both securities and tax laws, which may contribute to deviation from the benchmark for certain periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Consumer Brands Sector Fund.  The Board took into account that the Fund outperformed its benchmark for the three-, five- and ten-year periods, though it underperformed the benchmark for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Financial Sector Fund.  The Board took into account that the Fund outperformed its benchmark for all periods.  The Board also noted the Fund is limited by diversification requirements under both securities and tax laws, which may contribute to deviation from the benchmark for certain periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Healthcare Sector Fund.  The Board considered that the Fund outperformed its benchmark for the five- and ten-year periods, though it underperformed its benchmark for the one- and three-year periods.  The Board also considered that the Fund’s performance was within 0.1% of its benchmark for the one- and three-year periods.  The Board noted the Fund’s unique investment mandate and considered information from the Advisers indicating that the Fund is managed in a manner consistent with that mandate.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Oil & Gas Sector Fund.  The Board considered that the Fund outperformed its benchmark for all periods.  The Board noted the Fund is limited by diversification requirements under both securities and tax laws, which may contribute to deviation from the benchmark for certain periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Technology Sector Fund.  The Board considered that the Fund outperformed its benchmark for all periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser.  For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any.  The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL/Mellon Capital: DowSM 10 Fund, Global 15 Fund, 25 Fund, Nasdaq® 25 Fund, JNL 5 Fund, JNL Optimized 5 Fund, S&P® SMid 60 Fund NYSE® International 25 Fund, Communications Sector Fund, Consumer Brands Sector Fund, Financial Sector Fund, Healthcare Sector Fund, Oil & Gas Sector Fund and Technology Sector Fund.  The Board took into account that each Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that each Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Mellon Capital: Value Line® 30 Fund and S&P® 24 Fund.  The Board took into account that each Fund’s advisory fees are lower than the peer group average and the sub-advisory fees are equal to the peer group average.  The Board noted that each Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase.  The Board concluded that the advisory fees in some measure share economies of scale with shareholders.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  In addition, certain affiliates of the Sub-Adviser participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences.  The Board reviewed the monetary values of these transactions.  Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Adviser through its relationship with the Fund(s), the Board noted that the Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s).

SUPPLEMENT DATED JUNE 6, 2014

TO THE PROSPECTUS DATED APRIL 28, 2014

JNL® VARIABLE FUND LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of JNL/Mellon Capital NYSE® International 25 Fund

On June 3-4, 2014, the Board of Managers (“Board”) of the JNL Variable Fund LLC approved the reorganization of the JNL/Mellon Capital NYSE® International 25 Fund (“NYSE Fund”), a portfolio of JNL Variable Fund LLC, into the JNL/Mellon Capital International Index Fund (“International Index Fund”) (the “Reorganization”), a series of the JNL Series Trust.

It is expected that the Reorganization will take place on or around September 12, 2014.

Under the terms of the Plan of Reorganization, the NYSE Fund’s assets and liabilities will be transferred to International Index Fund in return for shares of the International Index Fund of equal value as of the valuation date. These International Index Fund shares will be distributed pro rata to shareholders of the NYSE Fund in exchange for their fund shares. Current NYSE Fund shareholders will thus become shareholders of the International Index Fund and receive shares of International Index Fund with a total net asset value equal to that of their shares of the NYSE Fund at the time of reorganization.  The proposed transaction is expected to be tax-free for Contract owners and for the funds for federal income tax purposes.

The investment objectives, principal investment strategies and risks of the NYSE Fund and the International Index Fund are similar.  A full description of the International Index Fund and the terms of the proposed reorganization will be contained in a combined information statement/prospectus, which is expected to be mailed to shareholders of the NYSE Fund on or about August 4, 2014.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of International Index Fund, nor is it a solicitation of any proxy.  For more information regarding International Index Fund, or to receive a free copy of an information statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The information statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the information statement/prospectus carefully before making any investment decisions.

This Supplement is dated June 6, 2014.

(To be used with JMV7698 04/14, VC5869 04/14, JMV7697 04/14, VC5890 04/14, VC5890ML 04/14, VC4224 04/14, JMV8798 04/14, JMV9476 04/14, JMV5763ML 04/14, JMV9476ML 04/14, JMV5763WF 04/14, JMV9476WF 04/14, JMV5765 09/13, JMV2731 04/14, JMV8037 04/14, JMV8037BE 04/14, JMV9476L 09/13, VC5825GW 04/14, VC5885GW 04/14, VC5884GW 04/14, JMV7697NY 04/14, NV5869 04/14, JMV7697NY 04/14, NV5890 04/14, NV4224 04/14, JMV9476NY 04/14, NV4224WF 04/14, JMV9476WFNY 04/14, NMV2731 04/14, JMV8037NY 04/14, JMV8037BENY 04/14, JMV9476LNY 04/14, FVC4224FT 04/14, VC5526 04/14, VC3656 04/14, VC3657 04/14, VC3723 04/14, NV5526 04/14, NV3174GW 04/14, NV3174CEGW 04/14, NV3784 04/14, NV5825GW 04/14, HR105 04/14 and VC2440 04/14.)

CMX13204 06/14

1

PLEASE NOTE THAT THE SUPPLEMENTS FOLLOWING THIS PAGE ONLY APPLY TO THE FOLLOWING PRODUCTS OFFERED BY JACKSON NATIONAL LIFE INSURANCE COMPANY® AND JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK® AS REFLECTED ON EACH SUPPLEMENT:

Jackson National Life Insurance Company®

Perspective II®

Perspective L SeriesSM

Perspective Advisors IISM

Perspective Rewards®

Fifth Third Perspective

PerspectiveSM

Defined StrategiesSM

Perspective Focus®

Perspective AdvisorsSM

Perspective AdvantageSM

Jackson National Life Insurance Company of New York®

Perspective II®

Perspective L SeriesSM

Perspective Advisors IISM

Perspective Rewards®

Perspective Focus®

Perspective AdvisorsSM

Supplement Dated July 21, 2014

To The Prospectuses Dated April 28, 2014 For

PERSPECTIVE II®; PERSPECTIVE L SERIESSM; PERSPECTIVE ADVISORS IISM;

PERSPECTIVE REWARDS®; FIFTH THIRD PERSPECTIVE; PERSPECTIVESM; DEFINED STRATEGIESSM; PERSPECTIVE FOCUS®

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®

Through JACKSON NATIONAL SEPARATE ACCOUNT — I

PERSPECTIVE ADVISORSSM

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®

Through JACKSON NATIONAL SEPARATE ACCOUNT III

PERSPECTIVE ADVANTAGESM

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®

Through JACKSON NATIONAL SEPARATE ACCOUNT V

PERSPECTIVE II®; PERSPECTIVE L SERIESSM; PERSPECTIVE ADVISORS II®;

PERSPECTIVE REWARDS®; PERSPECTIVE FOCUS®

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®

Through JNLNY SEPARATE ACCOUNT I

PERSPECTIVE ADVISORSSM

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®

Through JNLNY SEPARATE ACCOUNT II

This supplement updates the above-referenced prospectuses. Please read and keep it together with your prospectus for future reference.

Effective September 15, 2014, the Investment Division of the Separate Account investing in the JNL/Mellon Capital Communications Sector Fund (“the Division”) will stop accepting any additional allocations or transfers.

Important Note: If you currently have an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep, and Rebalancing, and it includes an allocation to the Division, you can continue to include the Division under the program based on your existing election until you revise or terminate the automatic program. Any change made on or after September 15, 2014 to the existing automatic program is not permitted if you wish to continue to include the Division under the program. The Division will not be available for any new or revised allocation instructions under any automatic program.

If you have future allocation instructions on file with us that include an allocation to the Division, you should choose a replacement Investment Division by September 12, 2014.  If you have not chosen a replacement Investment Division and make a subsequent premium payment on or after September 15, 2014, all such allocations to the Division prior to our receipt of new allocation instructions will be allocated to the JNL/WMC Money Market Investment Division. Please consult your representative promptly to assist you in subsequently reallocating the Contract value in the JNL/WMC Money Market Investment Division to any other available Investment Division.

If you have the LifeGuard Select, Jackson Select, or Jackson Select Protector Guaranteed Minimum Withdrawal Benefit (GMWB), automatic transfers apply under the Transfer of Assets provision. The automatic transfers are allocated based on your future allocation instructions, described in the preceding paragraph.  Therefore, when you change your allocation instructions for subsequent premium payments, you will also be changing your instructions under the Transfer of Assets provision. Prior to our receipt of new future allocation instructions, the automatic transfers will continue to be based on your existing instructions.

If an application for a Contract is in good order by September 12, 2014 (or within 5 days of the application receipt date), it may include an allocation of premium to the Division. If an application is not in good order by September 12, 2014 (or within 5 days of the application receipt date) or is received on or after September 15, 2014, premium may not be allocated to the Division and any premium that would otherwise be allocated to the Division will be allocated to the JNL/WMC Money Market Investment Division.  Please consult your representative promptly to assist you in subsequently reallocating the Contract value in the JNL/WMC Money Market Investment Division to any other available Investment Division.

Amounts invested in the Division as of September 12, 2014 will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of the Division in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of the Division on or after September 15, 2014 you will not be able to transfer back in.

For additional information, please see the Supplement dated July 21, 2014 to the JNL® Variable Fund LLC prospectus.

(To be used with JMV9476 04/14, JMV8798 04/14, VC4224 04/14, JMV9476ML 04/14, JMV5763ML 04/14, JMV9476WF 04/14, JMV5763WF 04/14, JMV9476L 04/14, JMV7697 04/14, VC5890 04/14, VC5890ML 04/14, JMV7698 04/14, VC5869 04/14, JMV2731 04/14, FVC4224FT 04/14, VC3656 04/14, VC3652 04/14, VC5526 04/14, VC3657 04/14, VC3723 04/14, JMV9476NY 04/14, NV4224 04/14, JMV9476WFNY 04/14, NV4224WF 04/14, JMV9476LNY 04/14, JMV7697NY 04/14, NV5890 04/14, JMV7698NY 04/14, NV5869 04/14, NMV2731 04/14, NV5526 04/14 and NV3784 04/14)

CMV13396 07/14

1

PLEASE NOTE THAT THE SUPPLEMENT FOLLOWING THIS PAGE ONLY APPLIES TO THE FOLLOWING PRODUCTS OFFERED BY JACKSON NATIONAL LIFE INSURANCE COMPANY® AND JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK® AS REFLECTED ON EACH SUPPLEMENT:

Jackson National Life Insurance Company®

Perspective Investor®

Ultimate Investor®

Jackson Advisor®

Jackson National Life Insurance Company of New York®

PerspectiveSM

Perspective Investor®

Supplement Dated July 21, 2014

To The Prospectuses Dated April 29, 2013 For

PERSPECTIVE INVESTOR®; ULTIMATE INVESTOR®; JACKSON ADVISOR®

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®

Through JACKSON NATIONAL SEPARATE ACCOUNT IV

PERSPECTIVESM

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®

Through JNLNY SEPARATE ACCOUNT I

PERSPECTIVE INVESTOR®

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®

Through JNLNY SEPARATE ACCOUNT IV

This supplement updates the above-referenced prospectuses. Please read and keep it together with your prospectus for future reference.

Effective September 15, 2014, the Investment Division of the Separate Account investing in the JNL/Mellon Capital Communications Sector Fund (“the Division”) will stop accepting any additional allocations or transfers.

Important Note: If you currently have an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep, and Rebalancing, and it includes an allocation to the Division, you can continue to include the Division under the program based on your existing election until you revise or terminate the automatic program. Any change made on or after September 15, 2014 to the existing automatic program is not permitted if you wish to continue to include the Division under the program. The Division will not be available for any new or revised allocation instructions under any automatic program.

If you have future allocation instructions on file with us that include an allocation to the Division, you should choose a replacement Investment Division by September 12, 2014.  If you have not chosen a replacement Investment Division and make a subsequent premium payment on or after September 15, 2014, all such allocations to the Division prior to our receipt of new allocation instructions will be allocated to the JNL/WMC Money Market Investment Division. Please consult your representative promptly to assist you in subsequently reallocating the Contract/Policy value in the JNL/WMC Money Market Investment Division to any other available Investment Division.

Amounts invested in the Division as of September 12, 2014 will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of the Division in connection with the usual transactions under a Contract/Policy, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of the Division on or after September 15, 2014 you will not be able to transfer back in.

For additional information, please see the Supplement dated July 21, 2014 to the JNL® Variable Fund LLC prospectus.

(To be used with VC5825GW 04/14, VC5884GW 04/14, VC5885GW 04/14, NV3174GW 04/14, NV3174CEGW 04/14 and NV5825GW 04/14)

CMX13395 07/14

1

SUPPLEMENT DATED JULY 21, 2014

TO THE PROSPECTUS DATED APRIL 28, 2014

JNL® VARIABLE FUND LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

On June 3-4, 2014, Jackson National Asset Management, LLC recommended and the Board of Managers of the JNL Variable Fund LLC (“Board”) approved the closure of the following fund to investors, as outlined below, effective September 15, 2014:

Fund to be Closed to Separate Account Investors; but Available to Funds of Funds*:

•                  JNL/Mellon Capital Communications Sector Fund

Distributions of dividends and realized capital gains will continue to automatically be reinvested in additional shares.

The following only applies to variable annuity products:

*Please note that the Investment Division of the JNL/Mellon Capital Communications Sector Fund has been closed, but will continue to be available as an Underlying Fund to the Fund of Funds.

For additional information, please see the Supplement dated July 21, 2014 to the product prospectuses.

This Supplement is dated July 14, 2014.

(To be used with JMV7698 04/14, VC5869 04/14, JMV7697 04/14, VC5890 04/14, VC5890ML 04/14, VC4224 04/14, JMV8798 04/14, JMV9476 04/14, JMV5763ML 04/14, JMV9476ML 04/14, JMV5763WF 04/14, JMV9476WF 04/14, JMV2731 04/14, JMV9476L 04/14, VC5825GW 04/14, VC3652 04/14, VC5885GW 04/14, VC5884GW 04/14, JMV7698NY 04/14, NV5869 04/14, JMV7697NY 04/14, NV5890 04/14, NV4224 04/14, JMV9476NY 04/14, NV4224WF 04/14, JMV9476WFNY 04/14, NMV2731 04/14, JMV9476LNY 04/14, FVC4224FT 04/14, VC5526 04/14, VC3656 04/14, VC3657 04/14, VC3723 04/14, NV5526 04/14, NV3174GW 04/14, NV3174CEGW 04/14, NV3784 04/14, NV5825GW 04/14, HR105 04/14 and VC2440 04/14.)

CMX13420 07/14

1

JNL Series Trust	PRSRT STD
JNL Variable Fund LLC	U.S. POSTAGE
PAID
One Corporate Way	JACKSON NATIONAL
Lansing, MI 48951	ASSET MANAGEMENT
L.L.C.

VADV6413 08/14

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)                                 Below is a Schedule I — Investments in securities of unaffiliated issuers for the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital JNL 5 Fund, the JNL/Mellon Capital JNL Optimized 5 Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund, for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) dated June 30, 2014, pursuant to §210.1212 of Regulation S-X.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

JNL/Mellon Capital JNL 5 Fund

	Shares	Value
COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 12.7%
American Axle & Manufacturing Holdings Inc. (c)	312	$5,887
Arctic Cat Inc.	55	2,162
Asbury Automotive Group Inc. (c)	128	8,771
Bridgepoint Education Inc. (c)	232	3,081
Brown Shoe Co. Inc.	182	5,201
Carmike Cinemas Inc. (c)	98	3,439
Chuy’s Holdings Inc. (c)	69	2,496
Cinemark Holdings Inc.	799	28,258
Core-Mark Holding Co. Inc.	96	4,363
Cracker Barrel Old Country Store Inc.	99	9,848
CTC Media Inc. (d)	645	7,099
Dorman Products Inc. (c) (d)	151	7,424
Drew Industries Inc.	98	4,878
Finish Line Inc. - Class A	202	6,013
Gannett Co. Inc.	899	28,162
H&R Block Inc.	907	30,414
Helen of Troy Ltd. (c) (d)	132	8,018
Interval Leisure Group Inc.	239	5,252
iRobot Corp. (c) (d)	118	4,840
Ladbrokes Plc	15,080	36,205
Lithia Motors Inc. - Class A	97	9,094
Mattress Firm Holding Corp. (c) (d)	142	6,761
McDonald’s Corp.	687	69,257
Men’s Wearhouse Inc.	197	11,008
Meredith Corp.	151	7,310
Monro Muffler Brake Inc. (d)	131	6,943
Oxford Industries Inc.	69	4,587
Papa John’s International Inc.	179	7,606
Shutterfly Inc. (c)	157	6,779
Smith & Wesson Holding Corp. (c) (d)	231	3,355
Sturm Ruger & Co. Inc. (d)	80	4,724
Target Corp.	417	24,185
Texas Roadhouse Inc. - Class A	295	7,677
VF Corp.	1,069	67,318
		448,415
CONSUMER STAPLES - 4.5%
Boston Beer Co. Inc. - Class A (c) (d)	36	8,140
Campbell Soup Co.	625	28,627
ConAgra Foods Inc.	791	23,479
Kellogg Co.	439	28,811
PepsiCo Inc.	322	28,798
Tesco Plc	8,137	39,547
		157,402
ENERGY - 7.5%
Chevron Corp.	534	69,679
China Coal Energy Co. (d)	83,403	43,330
Enbridge Inc.	615	29,181
Helmerich & Payne Inc.	319	37,082
Newpark Resources Inc. (c)	368	4,589
Occidental Petroleum Corp.	283	29,093
Stone Energy Corp. (c)	206	9,648
Teekay Corp.	563	35,027
Tesco Corp.	164	3,499
Tetra Technologies Inc. (c)	330	3,887
		265,015
FINANCIALS - 12.5%
Ameriprise Financial Inc.	583	69,924
Bank of China Ltd. - Class H	99,314	44,464
Bank of Communications Co. Ltd.	65,329	45,095
Bank of the Ozarks Inc.	307	10,263
BGC Partners Inc. - Class A	745	5,541
China Construction Bank Corp. - Class H	60,500	45,753
First Financial Bankshares Inc. (d)	267	8,388
FXCM Inc. - Class A (d)	183	2,730
Hanover Insurance Group Inc.	183	11,566
Horace Mann Educators Corp.	168	5,259
Industrial & Commercial Bank of China Ltd. - Class H	67,907	42,940
Man Group Plc	31,050	55,882
Portfolio Recovery Associates Inc. (c)	208	12,386
RSA Insurance Group Plc	5,851	47,540
South State Corp.	101	6,163
StanCorp Financial Group Inc.	182	11,630
Umpqua Holdings Corp.	462	8,281
Virtus Investment Partners Inc. (c)	38	8,039
		441,844
HEALTH CARE - 10.9%
Air Methods Corp. (c) (d)	161	8,326
Amsurg Corp. (c)	132	6,033
Baxter International Inc.	383	27,656
Bristol-Myers Squibb Co.	503	24,424
Cambrex Corp. (c)	127	2,635
Cantel Medical Corp.	173	6,341
Conmed Corp.	117	5,144
HealthSouth Corp.	366	13,119
Masimo Corp. (c)	235	5,540
McKesson Corp.	413	76,908
Medicines Co. (c)	267	7,770
Merck & Co. Inc.	1,335	77,215
MWI Veterinary Supply Inc. (c)	53	7,596
Omnicell Inc. (c)	150	4,316
Pfizer Inc.	3,626	107,609
Quidel Corp. (c) (d)	143	3,166
		383,798
INDUSTRIALS - 12.8%
Barnes Group Inc.	219	8,438
Boeing Co.	482	61,351
Comfort Systems USA Inc.	160	2,524
Corporate Executive Board Co.	139	9,498
Delta Air Lines Inc.	2,271	87,937
Deluxe Corp.	209	12,221
Encore Capital Group Inc. (c) (d)	105	4,765
G&K Services Inc. - Class A	83	4,326
General Electric Co.	4,027	105,822
H&E Equipment Services Inc. (c)	146	5,307
Hawaiian Holdings Inc. (c) (d)	213	2,914
Heartland Express Inc.	354	7,549
JetBlue Airways Corp. (c) (d)	1,178	12,786
Korn/Ferry International (c)	204	5,978
Northrop Grumman Systems Corp.	586	70,051
On Assignment Inc. (c)	226	8,034
Orbital Sciences Corp. (c)	251	7,419
Roadrunner Transportation Systems Inc. (c)	157	4,409
TAL International Group Inc. (d)	141	6,241
Taser International Inc. (c)	217	2,879
Tennant Co.	77	5,878
TrueBlue Inc. (c)	171	4,722
US Ecology Inc.	89	4,373
WESCO Aircraft Holdings Inc. (c)	399	7,970
		453,392
INFORMATION TECHNOLOGY - 23.8%
Advanced Energy Industries Inc. (c)	168	3,236
Advent Software Inc.	213	6,932
Blackbaud Inc.	191	6,821
Cisco Systems Inc.	5,035	125,115

	Shares	Value
CSG Systems International Inc.	143	3,737
Dealertrack Technologies Inc. (c)	181	8,226
FARO Technologies Inc. (c)	71	3,488
Heartland Payment Systems Inc. (d)	153	6,318
Hewlett-Packard Co.	2,342	78,885
Hollysys Automation Technologies Ltd. (c) (d)	237	5,793
Intel Corp.	4,293	132,648
InvenSense Inc. (c) (d)	366	8,312
j2 Global Inc. (d)	194	9,866
Leidos Holdings Inc.	567	21,729
Littelfuse Inc.	93	8,615
Micron Technology Inc. (c)	3,166	104,319
Microsoft Corp.	1,798	74,988
Monolithic Power Systems Inc.	159	6,714
OpenTable Inc. (c)	97	10,003
Plexus Corp. (c)	142	6,161
Sapient Corp. (c)	584	9,498
Seagate Technology	1,170	66,502
Sohu.com Inc. (c) (d)	159	9,150
SPS Commerce Inc. (c)	66	4,175
Stamps.com Inc. (c)	68	2,276
Synaptics Inc. (c) (d)	137	12,443
VistaPrint NV (c)	139	5,638
Western Digital Corp.	799	73,712
Western Union Co. (d)	1,573	27,274
		842,574
MATERIALS - 8.9%
Balchem Corp.	126	6,766
Berry Plastics Group Inc. (c)	484	12,490
Dow Chemical Co.	610	31,379
Flotek Industries Inc. (c)	213	6,845
Goldcorp Inc.	1,190	33,204
HB Fuller Co.	210	10,089
International Paper Co.	546	27,570
LyondellBasell Industries NV - Class A	338	33,040
MeadWestvaco Corp.	737	32,640
Nucor Corp.	503	24,779
P.H. Glatfelter Co.	179	4,750
Scotts Miracle-Gro Co.	429	24,419
Sonoco Products Co.	649	28,496
Worthington Industries Inc.	286	12,320
Yamana Gold Inc. (d)	3,007	24,717
		313,504
TELECOMMUNICATION SERVICES - 6.1%
AT&T Inc.	3,180	112,439
Verizon Communications Inc.	1,671	81,775
Vodafone Group Plc	6,240	20,855
		215,069
Total Common Stocks (cost $3,121,648)		3,521,013

SHORT TERM INVESTMENTS - 4.3%

Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	4,865	4,865

Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	149,019	149,019

Total Short Term Investments (cost $153,884)		153,884
Total Investments - 104.0% (cost $3,275,532)		3,674,897
Other Assets and Liabilities, Net - (4.0%)		(141,547)
Total Net Assets - 100.0%		$3,533,350

Portfolio Composition:	Percentage of Total Investments
Information Technology	22.9%
Industrials	12.3
Consumer Discretionary	12.2
Financials	12.0
Health Care	10.5
Materials	8.5
Energy	7.2
Telecommunication Services	5.9
Consumer Staples	4.3
Short Term Investments	4.2
Total Investments	100.0%

JNL/Mellon Capital JNL Optimized 5 Fund

	Shares	Value
COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 12.9%
Bayerische Motoren Werke AG (d)	30	$3,739
Cinemark Holdings Inc.	62	2,188
Comcast Corp. - Class A	208	11,148
Federal-Mogul Corp. (c)	54	1,087
Gannett Co. Inc.	69	2,171
Goodyear Tire & Rubber Co.	81	2,241
H&R Block Inc.	70	2,347
Hyatt Hotels Corp. (c)	21	1,283
Ladbrokes Plc	1,343	3,225
Liberty Global Plc - Class A (c) (d)	26	1,166
Liberty Global Plc - Class C (c)	26	1,115
Liberty Interactive Corp. (c)	58	1,710
Marriott International Inc. - Class A	36	2,313
Reed Elsevier Plc	230	3,700
Starbucks Corp.	90	6,998
Target Corp.	32	1,860
Viacom Inc. - Class B	47	4,100
Visteon Corp. (c)	16	1,547
Wolters Kluwer NV	121	3,586
Wynn Resorts Ltd.	12	2,527
		60,051
CONSUMER STAPLES - 5.5%
Aryzta AG	44	4,169
Campbell Soup Co. (d)	48	2,195
Colruyt SA	61	3,102
ConAgra Foods Inc.	61	1,806
Kellogg Co.	34	2,210
Koninklijke Ahold NV	175	3,290
PepsiCo Inc.	25	2,227
Tesco Plc	1,349	6,557
		25,556
ENERGY - 17.6%
Alpha Natural Resources Inc. (c) (d)	147	547
BP Plc - ADR	222	11,687
Chesapeake Energy Corp.	216	6,728
China Coal Energy Co. (d)	7,366	3,827
Devon Energy Corp.	133	10,525
Enbridge Inc.	47	2,247
ENI SpA	142	3,874
Helmerich & Payne Inc.	25	2,861
Lundin Petroleum AB (c)	174	3,523
Occidental Petroleum Corp.	22	2,231
Schlumberger Ltd.	120	14,156
Suncor Energy Inc.	309	13,156
Teekay Corp.	43	2,671
Total SA	56	4,082
		82,115
FINANCIALS - 11.4%
Admiral Group Plc	158	4,180

	Shares	Value
Aviva Plc	463	4,042
Bank of China Ltd. - Class H	8,770	3,927
Bank of Communications Co. Ltd.	5,770	3,983
China Construction Bank Corp. - Class H	5,399	4,083
Hannover Rueck SE	40	3,614
Host Hotels & Resorts Inc.	246	5,420
Industrial & Commercial Bank of China Ltd. - Class H	6,061	3,833
Man Group Plc	2,768	4,982
Nordea Bank AB	257	3,624
RSA Insurance Group Plc	524	4,259
SCOR SE	96	3,306
Zurich Financial Services AG	12	3,554
		52,807
HEALTH CARE - 7.6%
Alere Inc. (c) (d)	29	1,088
Amgen Inc.	91	10,747
Baxter International Inc.	29	2,126
Bristol-Myers Squibb Co.	39	1,872
Express Scripts Holding Co. (c)	97	6,705
Henry Schein Inc. (c)	10	1,202
Mylan Inc. (c)	46	2,356
Novartis AG	43	3,861
Pfizer Inc.	129	3,842
Select Medical Holdings Corp.	94	1,468
		35,267
INDUSTRIALS - 6.5%
Alstom SA	96	3,490
Avery Dennison Corp.	31	1,601
BAE Systems Plc	474	3,514
Brink’s Co.	31	871
Deutsche Lufthansa AG	162	3,484
Elbit Systems Ltd.	17	1,065
General Electric Co.	143	3,761
Hexagon AB - Class B	109	3,524
JetBlue Airways Corp. (c) (d)	119	1,288
Manitowoc Co. Inc.	46	1,504
Southwest Airlines Co.	227	6,092
		30,194
INFORMATION TECHNOLOGY - 20.5%
Activision Blizzard Inc.	84	1,872
Apple Inc.	137	12,750
Avago Technologies Ltd.	30	2,163
Brocade Communications Systems Inc.	147	1,350
Check Point Software Technologies Ltd. (c)	24	1,591
Cisco Systems Inc.	179	4,450
Cognizant Technology Solutions Corp. - Class A (c)	73	3,575
Computer Sciences Corp.	48	3,035
F5 Networks Inc. (c)	12	1,359
Finisar Corp. (c) (d)	44	864
Fiserv Inc. (c)	31	1,875
Google Inc. - Class A (c)	10	5,621
Google Inc. - Class C (c)	10	5,531
Intel Corp.	154	4,758
Intuit Inc.	34	2,761
Leidos Holdings Inc.	43	1,641
Marvell Technology Group Ltd.	160	2,294
NXP Semiconductors NV (c)	30	2,010
Oracle Corp.	282	11,425
Paychex Inc.	44	1,823
QUALCOMM Inc.	145	11,523
Skyworks Solutions Inc.	61	2,879
Texas Instruments Inc.	131	6,279
Western Union Co. (d)	121	2,103
		95,532
MATERIALS - 7.4%
Alcoa Inc.	348	5,189
Barrick Gold Corp.	379	6,933
Commercial Metals Co.	52	901
Dow Chemical Co.	47	2,394
Goldcorp Inc.	91	2,551
International Paper Co.	42	2,115
LyondellBasell Industries NV - Class A	26	2,520
MeadWestvaco Corp.	57	2,510
Nucor Corp.	39	1,901
Scotts Miracle-Gro Co.	33	1,887
Sigma-Aldrich Corp.	15	1,478
Sonoco Products Co.	49	2,160
Yamana Gold Inc. (d)	227	1,866
		34,405
TELECOMMUNICATION SERVICES - 4.7%
AT&T Inc.	114	4,035
Belgacom SA	116	3,848
Koninklijke KPN NV (c)	1,034	3,769
Level 3 Communications Inc. (c)	73	3,201
Swisscom AG	6	3,771
Verizon Communications Inc.	26	1,294
Vodafone Group Plc	558	1,865
		21,783
UTILITIES - 5.7%
AES Corp.	237	3,681
Centrica Plc	596	3,183
Energias de Portugal SA	924	4,637
National Grid Plc	259	3,734
Scottish & Southern Energy Plc	153	4,105
Snam Rete Gas SpA	617	3,713
Terna Rete Elettrica Nazionale SpA (d)	681	3,590
		26,643

Total Common Stocks (cost $403,855)		464,353

SHORT TERM INVESTMENTS - 2.8%
Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	354	354

Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	12,571	12,571

Total Short Term Investments (cost $12,925)		12,925

Total Investments - 102.6% (cost $416,780)		477,278
Other Assets and Liabilities, Net - (2.6%)		(12,027)
Total Net Assets - 100.0%		$465,251

Portfolio Composition:	Percentage of Total Investments
Information Technology	20.0%
Energy	17.2
Consumer Discretionary	12.6
Financials	11.1
Health Care	7.4
Materials	7.2
Industrials	6.3
Utilities	5.6
Consumer Staples	5.3
Telecommunication Services	4.6
Short Term Investments	2.7
Total Investments	100.0%

JNL/Mellon Capital Consumer Brands Sector Fund

	Shares	Value
COMMON STOCKS - 100.2%

CONSUMER DISCRETIONARY - 72.8%
Aaron’s Inc.	14	$485
Abercrombie & Fitch Co. - Class A (d)	13	568
Advance Auto Parts Inc.	13	1,804
Aeropostale Inc. (c) (d)	14	49
Amazon.com Inc. (c)	68	22,038
AMC Networks Inc. - Class A (c)	11	656
American Eagle Outfitters Inc. (d)	31	346
Ann Inc. (c)	8	331
Apollo Education Group Inc. - Class A (c)	18	577
Ascena Retail Group Inc. (c)	23	390
AutoNation Inc. (c)	11	681
AutoZone Inc. (c)	6	3,238
Bally Technologies Inc. (c)	7	467
Bed Bath & Beyond Inc. (c)	37	2,144
Best Buy Co. Inc.	50	1,542
Big Lots Inc. (c)	10	466
Bob Evans Farms Inc. (d)	5	230
Brinker International Inc.	12	571
Buckle Inc. (d)	5	243
Cabela’s Inc. - Class A (c) (d)	9	543
Cablevision Systems Corp. - Class A (d)	39	692
Carmax Inc. (c)	40	2,101
Carnival Corp.	80	3,021
CBS Corp. - Class B	96	5,974
Charter Communications Inc. - Class A (c)	13	2,021
Cheesecake Factory Inc. (d)	8	383
Chico’s FAS Inc.	28	478
Childrens Place Retail Stores Inc. (d)	4	193
Chipotle Mexican Grill Inc. - Class A (c)	6	3,365
Choice Hotels International Inc.	6	292
Cinemark Holdings Inc.	19	658
Comcast Corp. - Class A	473	25,407
Cracker Barrel Old Country Store Inc. (d)	4	427
CST Brands Inc.	14	469
Darden Restaurants Inc. (d)	24	1,127
DeVry Education Group Inc.	10	433
Dick’s Sporting Goods Inc.	18	849
Dillard’s Inc. - Class A	4	507
DIRECTV (c)	85	7,247
Discovery Communications Inc. - Class A (c)	40	2,966
DISH Network Corp. - Class A (c)	38	2,502
Dollar General Corp. (c)	55	3,168
Dollar Tree Inc. (c)	38	2,063
Domino’s Pizza Inc.	10	745
DreamWorks Animation SKG Inc. - Class A (c) (d)	13	297
DSW Inc. - Class A	13	370
Dunkin’ Brands Group Inc.	19	880
Expedia Inc.	19	1,482
Express Inc. (c)	14	247
Family Dollar Stores Inc.	18	1,160
Foot Locker Inc.	26	1,340
GameStop Corp. - Class A	21	847
Gannett Co. Inc.	41	1,286
Gap Inc.	48	1,980
Genesco Inc. (c)	4	366
GNC Holdings Inc. - Class A	17	596
Graham Holdings Co.	1	577
Group 1 Automotive Inc.	4	316
Groupon Inc. - Class A (c) (d)	68	452
Guess? Inc.	11	310
H&R Block Inc.	50	1,677
Hilton Worldwide Holdings Inc. (c)	22	512
Home Depot Inc.	249	20,163
HSN Inc.	6	354
Hyatt Hotels Corp. - Class A (c)	11	641
International Game Technology	45	709
Interpublic Group of Cos. Inc.	78	1,521
J.C. Penney Co. Inc. (c) (d)	54	490
Jack in the Box Inc.	7	431
John Wiley & Sons Inc. - Class A	8	510
Kohl’s Corp.	36	1,881
L Brands Inc.	45	2,617
Lamar Advertising Co. - Class A	12	648
Lands’ End Inc. (c) (d)	2	81
Las Vegas Sands Corp.	69	5,264
Liberty Global Plc - Class A (c) (d)	62	2,734
Liberty Global Plc - Class C (c)	73	3,074
Liberty Interactive Corp. (c)	86	2,537
Liberty Media Corp. - Class A (c)	18	2,513
Liberty Ventures - Class A (c)	13	982
Life Time Fitness Inc. (c) (d)	7	329
Live Nation Inc. (c)	26	638
Lowe’s Cos. Inc.	181	8,709
Lumber Liquidators Holdings Inc. (c)	5	378
Macy’s Inc.	66	3,802
Madison Square Garden Inc. - Class A (c)	11	711
Marriott International Inc. - Class A	40	2,557
Marriott Vacations Worldwide Corp. (c)	5	311
McDonald’s Corp.	180	18,126
Men’s Wearhouse Inc.	8	451
Meredith Corp.	7	338
MGM Resorts International (c)	61	1,613
Morningstar Inc.	4	286
Netflix Inc. (c)	11	4,812
New York Times Co. - Class A (d)	23	345
News Corp. - Class A (c)	91	1,638
Nordstrom Inc.	26	1,750
Norwegian Cruise Line Holdings Ltd. (c)	17	544
O’Reilly Automotive Inc. (c)	19	2,903
Omnicom Group Inc.	47	3,367
Outerwall Inc. (c) (d)	4	222
Panera Bread Co. - Class A (c)	5	715
Papa John’s International Inc.	5	231
Penn National Gaming Inc. (c)	12	150
PetSmart Inc. (d)	18	1,088
Pier 1 Imports Inc.	17	261
Priceline Group Inc. (c)	10	11,480
Regal Entertainment Group - Class A (d)	15	312
Rent-A-Center Inc. (d)	9	267
Ross Stores Inc.	39	2,573
Royal Caribbean Cruises Ltd.	30	1,658
Sally Beauty Holdings Inc. (c)	25	622
Scripps Networks Interactive Inc. - Class A	20	1,594
Sears Holdings Corp. (c) (d)	8	321
Service Corp. International	39	805
Shutterfly Inc. (c) (d)	7	291
Signet Jewelers Ltd.	15	1,609
Sinclair Broadcast Group Inc. - Class A (d)	13	461
Sirius XM Holdings Inc. (c) (d)	542	1,874
Six Flags Entertainment Corp.	17	743
Sotheby’s - Class A	12	520
Staples Inc.	118	1,282
Starbucks Corp.	137	10,601
Starwood Hotels & Resorts Worldwide Inc.	35	2,838
Starz - Class A (c)	17	502
Target Corp.	115	6,679

	Shares	Value
Tiffany & Co.	20	2,026
Time Inc. (c)	21	498
Time Warner Cable Inc.	51	7,467
Time Warner Inc.	161	11,278
TJX Cos. Inc.	127	6,772
Tractor Supply Co.	25	1,517
TripAdvisor Inc. (c)	20	2,212
Twenty-First Century Fox Inc. - Class A	348	12,249
Ulta Salon Cosmetics & Fragrance Inc. (c)	12	1,078
Urban Outfitters Inc. (c)	18	624
Vail Resorts Inc.	7	503
Viacom Inc. - Class B	71	6,171
Vitamin Shoppe Inc. (c) (d)	6	247
Walt Disney Co.	293	25,140
Weight Watchers International Inc. (d)	5	96
Wendy’s Co.	47	404
Williams-Sonoma Inc.	16	1,155
Wyndham Worldwide Corp.	23	1,766
Wynn Resorts Ltd.	15	3,076
Yum! Brands Inc.	80	6,520
		360,408
CONSUMER STAPLES - 15.0%
Casey’s General Stores Inc.	7	488
Costco Wholesale Corp.	80	9,185
CVS Caremark Corp.	213	16,041
Kroger Co.	93	4,580
Rite Aid Corp. (c)	162	1,158
Safeway Inc.	42	1,455
Sysco Corp.	106	3,980
The Fresh Market Inc. (c) (d)	7	249
United Natural Foods Inc. (c)	9	590
Wal-Mart Stores Inc.	293	22,027
Walgreen Co.	160	11,846
Whole Foods Market Inc.	67	2,600
		74,199
ENERGY - 0.1%
Murphy USA Inc. (c)	8	409
HEALTH CARE - 3.5%
AmerisourceBergen Corp.	41	2,983
Cardinal Health Inc.	62	4,241
Chemed Corp. (d)	3	293
McKesson Corp.	42	7,812
Omnicare Inc.	18	1,206
VCI Inc. (c)	16	559
		17,094
INDUSTRIALS - 6.2%
Alaska Air Group Inc.	13	1,200
American Airlines Group Inc. (c)	131	5,628
Avis Budget Group Inc. (c)	19	1,154
Beacon Roofing Supply Inc. (c) (d)	9	293
Copart Inc. (c)	21	737
Delta Air Lines Inc.	154	5,972
Dun & Bradstreet Corp.	7	749
Hertz Global Holdings Inc. (c)	84	2,352
IHS Inc. - Class A (c)	11	1,529
JetBlue Airways Corp. (c) (d)	42	459
KAR Auction Services Inc.	25	810
Nielsen NV	55	2,664
Rollins Inc.	12	347
Southwest Airlines Co.	126	3,378
Spirit Airlines Inc. (c)	13	844
United Continental Holdings Inc. (c)	68	2,805
		30,921
INFORMATION TECHNOLOGY - 2.6%
Acxiom Corp. (c)	14	310
Conversant Inc. (c)	11	285
Dolby Laboratories Inc. - Class A (c) (d)	9	403
eBay Inc. (c)	208	10,391
FactSet Research Systems Inc. (d)	7	869
OpenTable Inc. (c)	4	430
		12,688

Total Common Stocks (cost $394,710)		495,719

SHORT TERM INVESTMENTS - 3.0%

Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	259	259

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	14,476	14,476

Total Short Term Investments (cost $14,735)		14,735

Total Investments - 103.2% (cost $409,445)		510,454
Other Assets and Liabilities, Net - (3.2%)		(15,654)
Total Net Assets - 100.0%		$494,800

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	70.6%
Consumer Staples	14.5
Industrials	6.1
Health Care	3.3
Information Technology	2.5
Energy	0.1
Short Term Investments	2.9
Total Investments	100.0%

JNL/Mellon Capital Financial Sector Fund

	Shares	Value
COMMON STOCKS - 100.2%

CONSUMER DISCRETIONARY - 0.6%
McGraw-Hill Financial. Inc.	37	$3,076

FINANCIALS - 93.6%
ACE Ltd.	46	4,772
Affiliated Managers Group Inc. (c)	8	1,550
AFLAC Inc.	62	3,886
Alexander & Baldwin Inc.	6	244
Alexandria Real Estate Equities Inc.	10	759
Alleghany Corp. (c)	2	1,005
Allied World Assurance Co. Holdings Ltd.	14	514
Allstate Corp.	59	3,470
Ally Financial Inc. (c)	13	311
Altisource Portfolio Solutions SA (c) (d)	2	279
American Campus Communities Inc.	14	538
American Capital Agency Corp.	48	1,126
American Express Co.	124	11,797
American Financial Group Inc.	10	573
American International Group Inc.	198	10,784
American Realty Capital Properties Inc.	123	1,542
American Tower Corp.	54	4,855
Ameriprise Financial Inc.	26	3,123
Annaly Capital Management Inc. (d)	129	1,478
Aon Plc - Class A	40	3,638
Apartment Investment & Management Co. - Class A	20	635
Arch Capital Group Ltd. (c)	16	926
Argo Group International Holdings Ltd.	4	184

	Shares	Value
ARMOUR Residential REIT Inc. (d)	50	218
Arthur J Gallagher & Co.	21	997
Aspen Insurance Holdings Ltd.	9	398
Associated Bancorp	22	401
Assurant Inc.	10	637
Assured Guaranty Ltd.	22	533
AvalonBay Communities Inc.	17	2,367
Axis Capital Holdings Ltd.	13	592
BancorpSouth Inc.	12	283
Bank of America Corp.	1,437	22,091
Bank of Hawaii Corp.	6	367
Bank of New York Mellon Corp. (a)	156	5,829
BB&T Corp.	98	3,859
Berkshire Hathaway Inc. - Class B (c)	246	31,150
BioMed Realty Trust Inc.	27	583
BlackRock Inc.	17	5,494
BOK Financial Corp.	3	186
Boston Properties Inc.	21	2,498
Brandywine Realty Trust	21	330
Brown & Brown Inc.	16	486
Camden Property Trust	12	847
Capital One Financial Corp.	78	6,442
Capitol Federal Financial Inc.	19	236
Cash America International Inc.	4	169
Cathay General Bancorp	10	258
CBL & Associates Properties Inc.	23	439
CBOE Holdings Inc.	12	595
CBRE Group Inc. - Class A (c)	38	1,225
Charles Schwab Corp.	160	4,298
Chimera Investment Corp.	138	440
Chubb Corp.	33	3,086
Cincinnati Financial Corp.	20	979
CIT Group Inc.	27	1,232
Citigroup Inc.	415	19,553
City National Corp.	7	509
CME Group Inc.	43	3,048
CNO Financial Group Inc.	30	528
Columbia Property Trust Inc.	17	434
Comerica Inc.	25	1,261
Commerce Bancshares Inc.	11	530
CommonWealth REIT	16	409
Corporate Office Properties Trust	12	325
CubeSmart	18	332
Cullen/Frost Bankers Inc.	7	563
CYS Investments Inc.	22	203
DCT Industrial Trust Inc.	45	367
DDR Corp.	39	692
DiamondRock Hospitality Co.	28	354
Digital Realty Trust Inc. (d)	19	1,083
Discover Financial Services	64	3,937
Douglas Emmett Inc.	18	509
Duke Realty Corp.	45	817
DuPont Fabros Technology Inc.	9	236
E*TRADE Financial Corp. (c)	39	833
East West Bancorp Inc.	20	684
EastGroup Properties Inc.	4	288
Eaton Vance Corp.	16	619
Endurance Specialty Holdings Ltd.	6	323
EPR Properties	7	410
Equity Lifestyle Properties Inc.	11	467
Equity Residential	46	2,921
Erie Indemnity Co. - Class A	3	254
Essex Property Trust Inc.	9	1,578
Everest Re Group Ltd.	6	1,034
Extra Space Storage Inc.	15	806
Federal Realty Investment Trust	9	1,130
Federated Investors Inc. - Class B (d)	13	390
Fidelity National Financial Inc. - Class A	38	1,236
Fifth Third Bancorp	116	2,482
Financial Engines Inc. (d)	7	314
First American Financial Corp.	14	398
First Financial Bankshares Inc. (d)	8	256
First Horizon National Corp.	32	380
First Niagara Financial Group Inc.	47	414
First Republic Bank	17	934
FirstMerit Corp.	22	441
FNB Corp. (d)	22	285
Forest City Enterprises Inc. - Class A (c)	21	427
Franklin Resources Inc.	55	3,184
Franklin Street Properties Corp.	12	151
Fulton Financial Corp.	25	310
Gaming and Leisure Properties Inc. (d)	12	420
General Growth Properties Inc.	71	1,677
Genworth Financial Inc. - Class A (c)	68	1,180
Geo Group Inc.	10	364
Glacier Bancorp Inc.	10	276
Goldman Sachs Group Inc.	57	9,509
Greenhill & Co. Inc. (d)	4	177
Hancock Holding Co.	11	388
Hanover Insurance Group Inc.	6	394
Hartford Financial Services Group Inc.	61	2,200
Hatteras Financial Corp.	13	262
HCC Insurance Holdings Inc.	13	658
HCP Inc.	63	2,596
Health Care REIT Inc.	42	2,627
Healthcare Realty Trust Inc.	14	345
Highwoods Properties Inc.	12	505
Home Properties Inc.	8	503
Hospitality Properties Trust	21	629
Host Hotels & Resorts Inc.	105	2,302
Howard Hughes Corp. (c)	4	682
Hudson City Bancorp Inc.	66	645
Huntington Bancshares Inc.	114	1,083
IberiaBank Corp.	4	296
Intercontinental Exchange Inc.	16	3,000
International Bancshares Corp.	7	199
Invesco Ltd.	59	2,232
Invesco Mortgage Capital Inc.	16	281
Janus Capital Group Inc. (d)	21	259
Jones Lang LaSalle Inc.	6	768
JPMorgan Chase & Co.	517	29,810
Kemper Corp.	7	253
KeyCorp	120	1,726
Kilroy Realty Corp.	11	715
Kimco Realty Corp.	56	1,288
LaSalle Hotel Properties	14	498
Legg Mason Inc.	14	728
Lexington Realty Trust (d)	29	315
Liberty Property Trust	20	765
Lincoln National Corp.	36	1,853
Loews Corp.	42	1,859
LPL Financial Holdings Inc.	10	509
M&T Bank Corp.	18	2,228
Macerich Co.	19	1,281
Mack-Cali Realty Corp.	13	272
Markel Corp. (c)	2	1,249
Marsh & McLennan Cos. Inc.	75	3,880
MB Financial Inc.	8	212
MBIA Inc. (c)	19	213
Medical Properties Trust Inc.	24	319
Mercury General Corp.	5	223
MetLife Inc.	154	8,538
MFA Financial Inc.	51	421
MGIC Investment Corp. (c)	45	418
Mid-America Apartment Communities Inc.	10	764
Montpelier Re Holdings Ltd.	6	176

	Shares	Value
Moody’s Corp.	26	2,252
Morgan Stanley	191	6,173
MSCI Inc. - Class A (c)	16	747
NASDAQ OMX Group Inc.	16	637
National Penn Bancshares Inc. (d)	15	158
National Retail Properties Inc. (d)	17	641
Navient Corp.	58	1,025
New York Community Bancorp Inc. (d)	60	964
Northern Trust Corp.	31	1,974
Ocwen Financial Corp. (c)	16	578
Old National Bancorp	15	209
Old Republic International Corp.	33	538
Omega Healthcare Investors Inc. (d)	17	633
PartnerRe Ltd.	6	649
People’s United Financial Inc. (d)	42	644
Piedmont Office Realty Trust Inc. - Class A	22	410
Platinum Underwriters Holdings Ltd.	4	235
Plum Creek Timber Co. Inc.	24	1,084
PNC Financial Services Group Inc.	73	6,490
Popular Inc. (c)	14	496
Portfolio Recovery Associates Inc. (c)	7	399
Post Properties Inc.	7	392
Potlatch Corp.	5	225
Primerica Inc.	8	369
Principal Financial Group Inc.	38	1,908
PrivateBancorp Inc.	10	278
ProAssurance Corp.	9	381
Progressive Corp.	75	1,894
ProLogis Inc.	69	2,834
Prosperity Bancshares Inc.	8	503
Protective Life Corp.	11	763
Prudential Financial Inc.	63	5,594
Public Storage	20	3,381
Radian Group Inc.	26	389
Raymond James Financial Inc.	17	855
Rayonier Inc.	17	618
Realogy Holdings Corp. (c)	20	747
Realty Income Corp. (d)	30	1,346
Redwood Trust Inc. (d)	11	224
Regency Centers Corp.	13	718
Regions Financial Corp.	187	1,988
Reinsurance Group of America Inc.	9	730
RenaissanceRe Holdings Ltd.	6	604
Retail Properties of America Inc. - Class A	25	385
RLI Corp.	5	226
RLJ Lodging Trust	18	522
Ryman Hospitality Properties Inc. (d)	7	326
Santander Consumer USA Holdings Inc.	11	209
SEI Investments Co.	19	632
Selective Insurance Group Inc.	8	193
Senior Housing Properties Trust	28	686
Signature Bank (c)	7	859
Simon Property Group Inc.	42	7,050
SL Green Realty Corp.	13	1,447
SLM Corp.	60	496
Sovran Self Storage Inc.	4	335
Spirit Realty Capital Inc.	52	590
St. Joe Co. (c) (d)	13	335
StanCorp Financial Group Inc.	6	383
Starwood Property Trust Inc.	30	716
Starwood Waypoint Residential Trust (c)	5	139
State Street Corp.	59	3,976
Stifel Financial Corp. (c)	8	401
Sunstone Hotel Investors Inc.	24	365
SunTrust Banks Inc.	73	2,920
Susquehanna Bancshares Inc.	27	284
SVB Financial Group (c)	7	799
Synovus Financial Corp.	19	471
T. Rowe Price Group Inc.	36	3,035
Tanger Factory Outlet Centers Inc.	13	465
Taubman Centers Inc.	9	661
TCF Financial Corp.	23	368
TD Ameritrade Holding Corp.	32	1,018
Texas Capital Bancshares Inc. (c)	6	320
Torchmark Corp.	12	986
Travelers Cos. Inc.	47	4,455
Trustmark Corp.	9	228
Two Harbors Investment Corp.	51	531
U.S. Bancorp	248	10,739
UDR Inc.	34	987
UMB Financial Corp.	5	319
Umpqua Holdings Corp.	24	434
United Bankshares Inc.	9	275
Unum Group	36	1,245
Validus Holdings Ltd.	13	496
Valley National Bancorp (d)	26	259
Ventas Inc.	40	2,589
Vornado Realty Trust	24	2,569
Voya Financial Inc.	19	677
Waddell & Reed Financial Inc. - Class A (d)	11	717
Washington Federal Inc.	14	306
Washington Prime Group Inc. (c)	21	399
Washington REIT (d)	9	224
Webster Financial Corp.	13	403
Weingarten Realty Investors	15	491
Wells Fargo & Co.	655	34,439
Westamerica Bancorp (d)	4	191
Weyerhaeuser Co. (d)	81	2,674
White Mountains Insurance Group Ltd.	1	470
Willis Group Holdings Plc	24	1,050
Wintrust Financial Corp.	6	285
WP Carey Inc.	8	503
WR Berkley Corp.	14	647
XL Group Plc	38	1,234
Zions Bancorp	26	761
		469,015
INDUSTRIALS - 0.1%
Corrections Corp. of America	16	534

INFORMATION TECHNOLOGY - 5.2%
MasterCard Inc. - Class A	137	10,081
Visa Inc. - Class A	69	14,472
Western Union Co. (d)	73	1,263
		25,816
MATERIALS - 0.0%
Rayonier Advanced Materials Inc. (c)	6	224

TELECOMMUNICATION SERVICES - 0.7%
Crown Castle International Corp.	45	3,375
Total Common Stocks (cost $395,859)		502,040

SHORT TERM INVESTMENTS - 2.3%

Investment Company - 0.0%
JNL Money Market Fund, 0.01% (a) (b)	126	126

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	11,195	11,195
Total Short Term Investments (cost $11,321)		11,321

	Shares	Value
Total Investments - 102.5% (cost $407,180)		513,361
Other Assets and Liabilities, Net - (2.5%)		(12,351)
Total Net Assets - 100.0%		$501,010

Portfolio Composition:	Percentage of Total Investments
Financials	91.4%
Information Technology	5.0
Telecommunication Services	0.7
Consumer Discretionary	0.6
Industrials	0.1
Materials	0.0
Short Term Investments	2.2
Total Investments	100.0%

JNL/Mellon Capital Healthcare Sector Fund

	Shares	Value
COMMON STOCKS - 99.7%

HEALTH CARE - 99.6%
Abbott Laboratories	852	$34,839
AbbVie Inc.	903	50,967
Acorda Therapeutics Inc. (c)	23	785
Actavis Plc (c)	98	21,909
Aegerion Pharmaceuticals Inc. (c) (d)	14	460
Aetna Inc.	202	16,405
Alere Inc. (c)	42	1,559
Alexion Pharmaceuticals Inc. (c)	112	17,510
Align Technology Inc. (c)	41	2,298
Alkermes Plc (c)	83	4,158
Allergan Inc.	169	28,573
Alnylam Pharmaceuticals Inc. (c) (d)	37	2,311
Amgen Inc.	430	50,891
Arena Pharmaceuticals Inc. (c) (d)	132	774
Ariad Pharmaceuticals Inc. (c) (d)	112	714
Baxter International Inc.	307	22,229
Becton Dickinson & Co.	110	13,032
Bio-Rad Laboratories Inc. - Class A (c)	11	1,354
Biogen Idec Inc. (c)	135	42,487
BioMarin Pharmaceutical Inc. (c)	82	5,111
Boston Scientific Corp. (c)	756	9,650
Bristol-Myers Squibb Co.	941	45,662
Brookdale Senior Living Inc. (c)	70	2,322
CareFusion Corp. (c)	119	5,285
Celgene Corp. (c)	453	38,933
Centene Corp. (c)	33	2,510
Cepheid Inc. (c) (d)	39	1,861
Charles River Laboratories International Inc. (c)	28	1,477
CIGNA Corp.	152	13,999
Community Health Systems Inc. (c)	63	2,874
Cooper Cos. Inc.	27	3,705
Covance Inc. (c)	32	2,751
Covidien Plc	255	23,006
CR Bard Inc.	44	6,270
Cubist Pharmaceuticals Inc. (c)	43	2,986
DaVita HealthCare Partners Inc. (c)	100	7,239
Dentsply International Inc.	81	3,814
Edwards Lifesciences Corp. (c)	61	5,194
Eli Lilly & Co.	560	34,804
Endo International Plc (c)	79	5,505
Express Scripts Holding Co. (c)	437	30,302
Forest Laboratories Inc. (c)	135	13,340
Gilead Sciences Inc. (c)	872	72,281
Haemonetics Corp. (c)	29	1,013
HCA Holdings Inc. (c)	177	9,976
Health Net Inc. (c)	47	1,938
HealthSouth Corp.	50	1,791
Henry Schein Inc. (c)	49	5,816
Hill-Rom Holdings Inc.	34	1,417
HMS Holdings Corp. (c)	46	936
Hologic Inc. (c)	155	3,935
Hospira Inc. (c)	95	4,884
Humana Inc.	88	11,283
Idexx Laboratories Inc. (c)	29	3,812
Illumina Inc. (c)	73	13,074
Impax Laboratories Inc. (c)	38	1,127
Incyte Corp. (c)	84	4,741
Intuitive Surgical Inc. (c)	22	8,941
Isis Pharmaceuticals Inc. (c) (d)	66	2,262
Jazz Pharmaceuticals Plc (c)	30	4,452
Johnson & Johnson	1,605	167,933
Laboratory Corp. of America Holdings (c)	48	4,927
LifePoint Hospitals Inc. (c) (d)	26	1,585
Magellan Health Services Inc. (c)	14	888
Mallinckrodt Plc (c) (d)	34	2,698
Masimo Corp. (c)	26	624
Medivation Inc. (c)	43	3,334
MEDNAX Inc. (c)	56	3,238
Medtronic Inc.	568	36,195
Merck & Co. Inc.	1,659	95,951
Mylan Inc. (c)	210	10,846
Myriad Genetics Inc. (c) (d)	42	1,624
Nektar Therapeutics (c)	66	852
Owens & Minor Inc. (d)	34	1,160
PAREXEL International Corp. (c)	32	1,683
Patterson Cos. Inc.	45	1,769
PDL BioPharma Inc. (d)	97	940
Perrigo Co. Plc	75	10,997
Pfizer Inc.	3,620	107,441
Pharmacyclics Inc. (c)	38	3,410
Quest Diagnostics Inc. (d)	83	4,849
Questcor Pharmaceuticals Inc. (d)	31	2,883
Regeneron Pharmaceuticals Inc. (c)	45	12,686
ResMed Inc. (d)	81	4,113
Salix Pharmaceuticals Ltd. (c)	36	4,425
Seattle Genetics Inc. (c) (d)	63	2,398
Sirona Dental Systems Inc. (c)	32	2,645
St. Jude Medical Inc.	160	11,098
STERIS Corp.	33	1,770
Stryker Corp.	169	14,211
Team Health Holdings Inc. (c)	40	2,014
Techne Corp.	19	1,719
Teleflex Inc.	23	2,481
Tenet Healthcare Corp. (c)	55	2,601
Theravance Biopharma Inc. (c) (d)	12	373
Theravance Inc. (c) (d)	44	1,305
Thermo Fisher Scientific Inc.	227	26,768
Thoratec Corp. (c)	32	1,102
United Therapeutics Corp. (c)	27	2,347
UnitedHealth Group Inc.	557	45,500
Universal Health Services Inc. - Class B	51	4,918
Varian Medical Systems Inc. (c)	58	4,858
Vertex Pharmaceuticals Inc. (c)	135	12,754
Vivus Inc. (c) (d)	63	333
Waters Corp. (c)	48	5,041
WellCare Health Plans Inc. (c)	25	1,838
WellPoint Inc.	159	17,100
West Pharmaceutical Services Inc.	41	1,744
Zimmer Holdings Inc.	95	9,875
Zoetis Inc. - Class A	286	9,240
		1,408,618
INDUSTRIALS - 0.1%
Healthcare Services Group Inc.	39	1,144

	Shares	Value
Total Common Stocks (cost $1,055,979)		1,409,762

SHORT TERM INVESTMENTS - 2.4%

Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	6,919	6,919

Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	27,554	27,554
Total Short Term Investments (cost $34,473)		34,473

Total Investments - 102.1% (cost $1,090,452)		1,444,235
Other Assets and Liabilities, Net - (2.1%)		(30,187)
Total Net Assets - 100.0%		$1,414,048

Portfolio Composition:	Percentage of Total Investments
Health Care	97.5%
Industrials	0.1
Short Term Investments	2.4
Total Investments	100.0%

JNL/Mellon Capital Oil & Gas Sector Fund

	Shares	Value
COMMON STOCKS - 99.8%

ENERGY - 98.4%
Anadarko Petroleum Corp.	348	$38,051
Apache Corp.	266	26,719
Atwood Oceanics Inc. (c)	39	2,048
Baker Hughes Inc.	299	22,284
Bristow Group Inc.	25	1,976
Cabot Oil & Gas Corp. - Class A	287	9,788
Cameron International Corp. (c)	140	9,500
CARBO Ceramics Inc. (d)	13	2,069
Cheniere Energy Inc. (c)	150	10,782
Chesapeake Energy Corp.	348	10,811
Chevron Corp.	1,309	170,890
Cimarex Energy Co.	60	8,581
Cobalt International Energy Inc. (c)	205	3,753
Concho Resources Inc. (c)	77	11,091
ConocoPhillips	844	72,398
Continental Resources Inc. (c) (d)	29	4,622
Core Laboratories NV	31	5,190
Denbury Resources Inc.	244	4,506
Devon Energy Corp.	263	20,901
Diamond Offshore Drilling Inc. (d)	47	2,328
Dresser-Rand Group Inc. (c)	53	3,358
Dril-Quip Inc. (c)	28	3,062
Energen Corp.	50	4,453
Energy XXI Bermuda Ltd. (d)	65	1,532
Ensco Plc - Class A (d)	161	8,925
EOG Resources Inc.	376	43,947
EQT Corp.	104	11,144
EXCO Resources Inc. (d)	116	683
Exterran Holdings Inc. (d)	40	1,799
Exxon Mobil Corp.	2,953	297,268
FMC Technologies Inc. (c)	162	9,868
Gulfport Energy Corp. (c)	58	3,659
Halliburton Co.	581	41,269
Helix Energy Solutions Group Inc. (c)	66	1,748
Helmerich & Payne Inc.	74	8,629
Hess Corp.	181	17,921
HollyFrontier Corp.	137	5,968
Kinder Morgan Inc.	459	16,636
Kodiak Oil & Gas Corp. (c)	184	2,676
Marathon Oil Corp.	464	18,531
Marathon Petroleum Corp.	198	15,460
McDermott International Inc. (c) (d)	169	1,365
Murphy Oil Corp.	116	7,712
Nabors Industries Ltd.	180	5,290
National Oilwell Varco Inc.	295	24,255
Newfield Exploration Co. (c)	93	4,119
Noble Corp. Plc	175	5,868
Noble Energy Inc.	247	19,106
Oasis Petroleum Inc. (c)	66	3,701
Occidental Petroleum Corp.	540	55,471
Oceaneering International Inc.	75	5,845
Oil States International Inc. (c)	36	2,307
Patterson-UTI Energy Inc.	100	3,479
Phillips 66	390	31,329
Pioneer Natural Resources Co.	98	22,568
QEP Resources Inc.	123	4,246
Range Resources Corp.	116	10,076
Rosetta Resources Inc. (c)	43	2,360
Rowan Cos. Plc - Class A	86	2,738
SandRidge Energy Inc. (c) (d)	244	1,747
Schlumberger Ltd.	896	105,631
SEACOR Holdings Inc. (c)	13	1,050
SemGroup Corp. - Class A	30	2,354
SM Energy Co.	46	3,884
Southwestern Energy Co. (c)	243	11,033
Spectra Energy Corp.	460	19,561
Superior Energy Services Inc.	107	3,860
Teekay Corp.	26	1,628
Tesoro Corp.	88	5,189
Tidewater Inc.	33	1,878
Transocean Ltd. (d)	234	10,526
Ultra Petroleum Corp. (c) (d)	106	3,134
Unit Corp. (c)	31	2,131
Valero Energy Corp.	366	18,355
Weatherford International Plc (c)	528	12,155
Western Refining Inc. (d)	36	1,352
Whiting Petroleum Corp. (c)	82	6,564
Williams Cos. Inc.	508	29,596
World Fuel Services Corp. (d)	50	2,479
WPX Energy Inc. (c)	139	3,331
		1,416,097
INDUSTRIALS - 0.1%
Chart Industries Inc. (c)	21	1,699

INFORMATION TECHNOLOGY - 0.2%
First Solar Inc. (c)	49	3,456

UTILITIES - 1.1%
OGE Energy Corp.	137	5,354
Oneok Inc.	143	9,724
		15,078
Total Common Stocks (cost $1,037,777)		1,436,330

SHORT TERM INVESTMENTS - 2.6%

Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	7,621	7,621

Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	29,548	29,548
Total Short Term Investments (cost $37,169)		37,169

	Shares	Value
Total Investments - 102.4% (cost $1,074,946)		1,473,499
Other Assets and Liabilities, Net - (2.4%)		(34,138)
Total Net Assets - 100.0%		$1,439,361

Portfolio Composition:	Percentage of Total Investments
Energy	96.1%
Utilities	1.0
Information Technology	0.3
Industrials	0.1
Short Term Investments	2.5
Total Investments	100.0%

JNL/Mellon Capital Technology Sector Fund

	Shares	Value
COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 0.4%
Garmin Ltd. (d)	28	$1,688
Pandora Media Inc. (c)	39	1,154
		2,842
HEALTH CARE - 0.8%
Allscripts-Misys Healthcare Solutions Inc. (c)	37	587
athenahealth Inc. (c) (d)	8	1,063
Cerner Corp. (c)	68	3,490
Medidata Solutions Inc. (c)	12	504
		5,644
INDUSTRIALS - 0.2%
Pitney Bowes Inc.	46	1,270

INFORMATION TECHNOLOGY - 98.1%
3D Systems Corp. (c) (d)	23	1,386
ACI Worldwide Inc. (c)	9	482
Adobe Systems Inc. (c)	105	7,599
ADTRAN Inc.	12	275
Advanced Micro Devices Inc. (c) (d)	147	615
Akamai Technologies Inc. (c)	40	2,460
Altera Corp.	71	2,482
Amdocs Ltd.	37	1,707
Analog Devices Inc.	72	3,890
Ansys Inc. (c)	21	1,588
AOL Inc. (c)	18	710
Apple Inc.	1,370	127,293
Applied Materials Inc.	278	6,276
Arris Group Inc. (c)	27	880
Aruba Networks Inc. (c)	25	441
Aspen Technology Inc. (c)	21	970
Atmel Corp. (c)	94	881
Autodesk Inc. (c)	52	2,914
Avago Technologies Ltd.	58	4,154
Broadcom Corp. - Class A	127	4,720
Brocade Communications Systems Inc.	99	914
CA Inc.	73	2,093
CACI International Inc. - Class A (c)	5	374
Cadence Design Systems Inc. (c)	67	1,172
Cavium Inc. (c)	12	595
Ciena Corp. (c) (d)	25	536
Cirrus Logic Inc. (c) (d)	14	313
Cisco Systems Inc.	1,163	28,910
Citrix Systems Inc. (c)	37	2,325
Cognizant Technology Solutions Corp. - Class A (c)	138	6,751
CommVault Systems Inc. (c)	10	487
Computer Sciences Corp.	33	2,073
Compuware Corp.	50	503
Concur Technologies Inc. (c) (d)	11	1,008
Corning Inc.	297	6,514
Cree Inc. (c)	28	1,381
Cypress Semiconductor Corp. (d)	33	363
Diebold Inc.	15	588
DST Systems Inc.	8	730
Electronics for Imaging Inc. (c)	11	491
EMC Corp.	465	12,241
Equinix Inc. (c)	11	2,374
F5 Networks Inc. (c)	17	1,914
Facebook Inc. - Class A (c)	390	26,276
Fair Isaac Corp.	8	484
Fairchild Semiconductor International Inc. (c)	28	442
Finisar Corp. (c) (d)	21	423
Fortinet Inc. (c)	31	786
Gartner Inc. - Class A (c)	21	1,473
Google Inc. - Class A (c)	64	37,619
Google Inc. - Class C (c)	64	37,015
Guidewire Software Inc. (c)	15	615
Harris Corp.	24	1,823
Hewlett-Packard Co.	425	14,308
Hittite Microwave Corp.	7	561
IAC/InterActiveCorp.	18	1,227
Informatica Corp. (c)	25	879
Ingram Micro Inc. - Class A (c)	35	1,028
Integrated Device Technology Inc. (c)	32	497
Intel Corp.	1,131	34,936
InterDigital Inc.	9	435
International Business Machines Corp.	216	39,173
International Rectifier Corp. (c)	16	447
Intuit Inc.	65	5,230
j2 Global Inc. (d)	10	504
JDS Uniphase Corp. (c)	55	686
Juniper Networks Inc. (c)	107	2,637
KLA-Tencor Corp.	38	2,764
Lam Research Corp.	37	2,485
Leidos Holdings Inc.	15	590
Lexmark International Inc. - Class A	14	666
Linear Technology Corp.	54	2,526
Marvell Technology Group Ltd.	96	1,369
Maxim Integrated Products Inc.	65	2,197
Mentor Graphics Corp.	22	484
Microchip Technology Inc. (d)	45	2,217
Micron Technology Inc. (c)	243	8,002
MICROS Systems Inc. (c)	17	1,163
Microsemi Corp. (c) (d)	22	581
Microsoft Corp.	1,708	71,204
Motorola Solutions Inc.	51	3,416
NCR Corp. (c)	38	1,323
NetApp Inc.	75	2,744
NetSuite Inc. (c)	7	612
Nuance Communications Inc. (c)	60	1,123
Nvidia Corp.	127	2,346
ON Semiconductor Corp. (c)	100	911
Oracle Corp.	780	31,604
Palo Alto Networks Inc. (c)	11	911
Plantronics Inc.	10	474
PMC - Sierra Inc. (c) (d)	45	343
Polycom Inc. (c)	31	384
Progress Software Corp. (c)	11	269
PTC Inc. (c)	27	1,040
QLIK Technologies Inc. (c)	20	448
QUALCOMM Inc.	383	30,360
Rackspace Hosting Inc. (c)	26	889
Red Hat Inc. (c)	43	2,374
RF Micro Devices Inc. (c)	64	618
Riverbed Technology Inc. (c)	36	740
Rovi Corp. (c)	22	517
Salesforce.com Inc. (c)	128	7,443

	Shares	Value
SanDisk Corp.	52	5,403
Science Applications International Corp.	9	397
Seagate Technology	75	4,248
Semtech Corp. (c)	15	398
ServiceNow Inc. (c)	24	1,477
Silicon Laboratories Inc. (c)	9	450
Skyworks Solutions Inc.	43	2,019
SolarWinds Inc. (c)	15	562
Solera Holdings Inc.	16	1,054
Splunk Inc. (c)	21	1,141
SS&C Technologies Holdings Inc. (c)	14	617
SunEdison Inc. (c)	57	1,286
Symantec Corp.	157	3,593
Synaptics Inc. (c) (d)	8	725
Synopsys Inc. (c)	35	1,351
Tech Data Corp. (c)	8	530
Teradata Corp. (c)	36	1,449
Teradyne Inc. (d)	44	868
Texas Instruments Inc.	245	11,708
TIBCO Software Inc. (c)	35	704
Twitter Inc. (c) (d)	17	717
Tyler Technologies Inc. (c)	6	585
Ultimate Software Group Inc. (c)	6	878
Vantiv Inc. - Class A (c)	32	1,075
VeriFone Systems Inc. (c)	25	931
VeriSign Inc. (c)	28	1,385
ViaSat Inc. (c) (d)	9	545
VMware Inc. - Class A (c)	20	1,890
Western Digital Corp.	48	4,420
Workday Inc. - Class A (c) (d)	7	667
Xilinx Inc.	61	2,884
Yahoo! Inc. (c)	212	7,462
		706,433
Total Common Stocks (cost $524,248)		716,189

SHORT TERM INVESTMENTS - 1.9%

Investment Company - 0.4%
JNL Money Market Fund, 0.01% (a) (b)	2,738	2,738

Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	10,979	10,979
Total Short Term Investments (cost $13,717)		13,717

Total Investments - 101.4% (cost $537,965)		729,906
Other Assets and Liabilities, Net - (1.4%)		(10,078)
Total Net Assets - 100.0%		$719,828

Portfolio Composition:	Percentage of Total Investments
Information Technology	96.8%
Health Care	0.7
Consumer Discretionary	0.4
Industrials	0.2
Short Term Investments	1.9
Total Investments	100.0%

(a)         Investment in affiliate.

(b)         Yield changes daily to reflect current market conditions.  Rate was the quoted yield as of June 30, 2014.

(c)          Non-income producing security.

(d)         All or portion of the security was on loan.

*                 A Summary Schedule of Investments is presented for this portfolio.  For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2014.  In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting www.jackson.com or the Commission’s website, www.sec.gov.

Abbreviations:

“-” Amount rounds to less than one thousand

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depository Receipt

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)              (1) Not applicable to the semi-annual filing.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b)              The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 5, 2014

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	September 5, 2014

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.